                                       As filed with the Securities and Exchange
                                       Commission on November 21, 1997
                                       Registration Nos. 33-
                                                         811-


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      |X|

                      Pre-Effective Amendment No. ________                   |_|

                     Post-Effective Amendment No. _________                  |_|

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              |X|

                              Amendment No. _____                            |_|

                        (Check appropriate box or boxes)

                                ICM Series Trust
               (Exact Name of Registrant as Specified in Charter)

              4400 Computer Drive, Westborough, Massachusetts 01581
               (Address of Principal Executive Offices) (Zip Code)

                 Registrant's Telephone Number: (617) 345-9800

                              Joseph Mazzella, Esq.
                             Lane Altman & Owens LLP
                               101 Federal Street
                           Boston, Massachusetts 02110
                     (Name and Address of Agent for Service)

                                   Copies to:

 Warren J. Isabelle, CFA                Teresa M.R. Hamlin, Esq.
 IronWood Capital Management, LLC       First Data Investor Services Group, Inc.
 One Financial Center                   One Exchange Place, 8th Floor
 Boston, MA 02111                       Boston, Massachusetts 02109



     Pursuant to Section 24(f) and Rule 24f-2 under the Investment Company Act of 1940, the Registrant has registered an indefinite number of shares of beneficial interest under the Securities Act of 1933. The Registrant will file the notice required by Rule 24f-2 within 90 days after the close of the Registrant's fiscal year.

     The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until this Registration Statement shall become effective on such date as the commission, acting pursuant to Section 8(a), may determine.

                                ICM Series Trust

                              CROSS-REFERENCE SHEET

                             Pursuant to Rule 495(a)

                                   Prospectus
            (Investment Class Shares and Institutional Class Shares)

                                     PART A

                   ------------------------------------------


                  ITEM                          HEADING

1.  Cover Page                              Cover Page

2.  Synopsis                                Expense Information

3.  Condensed Financial Information         Not Applicable

4.  General Description of Registrant       Cover Page; The Fund; Investment
                                            Objective and Approach of the Fund;
                                            Management of the Fund; The Trust

5.  Management of Fund                      Investment Objective and Approach of
                                            the Fund; Investment; Practices and
                                            Risk Considerations; Management of
                                            the Fund


6.  Capital Stock and Other Securities      Management of the Fund; How to
                                            Purchase Fund Shares; How to Redeem
                                            Fund Shares; Dividends,
                                            Distributions and Taxation; The
                                            Trust


7.  Purchase of Securities Being Offered    Management of the Fund; How to
                                            Purchase Fund Shares; Distribution
                                            Plan


8.  Redemption of Repurchase                How to Redeem Fund Shares

9.  Pending Legal Proceedings               Not Applicable


                       Statement of Additional Information
            (Investment Class Shares and Institutional Class Shares)

                                     PART B
             ------------------------------------------------------


10.  Cover Page                             Cover Page

11.  Table of Contents                      Table of Contents

12.  General Information and History       The Fund; Description of Shares; See
                                           Prospectus -- "Management of the
                                           Fund"

13.  Investment Objectives and Policies    Investment Policies and Practices;
                                           Investment Restrictions; Portfolio
                                           Transactions

14.  Management of the Fund                Management of the Fund; Investment
                                           Adviser; See Prospectus --
                                           "Management of the Fund"


15.  Control Persons and Principal         Management of the Fund; Investment
     Holders of Securities                 Adviser; See Prospectus --
                                           "Management of the Fund"

16.  Investment Advisory and Other         Management of the Fund; Investment
     Services                              Adviser; Distribution Plan;
                                           Administrator; Transfer Agent;
                                           Distributor; Custodian; Independent
                                           Public Accountants; See Prospectus
                                           -- "Management of the Fund"

17.  Brokerage Allocation and Other        Portfolio Transactions
     Practices

18.  Capital Stock and Other Securities    Description of Shares; Shareholder
                                           and Trustee Liability; See
                                           Prospectus -- "Management of the
                                           Fund"

19.  Purchase, Redemption and Pricing of   Purchase of Fund Shares; Redemption
     Securities Being Offered              of Fund Shares; Determination of Net
                                           Asset Value; Description of Shares

20.  Tax Status                            Taxes and Dividends; See Prospectus
                                           -- "Dividends, Distributions and
                                           Taxes"

21.  Underwriters                          Distributor

22.  Calculation of Performance Data       Investment Results

23.  Financial Statements                  Not Applicable

PROSPECTUS                                    _____________, 1997


                                ICM SERIES TRUST
                       ICM/ISABELLE SMALL-CAP VALUE FUND
                             Investment Class Shares
                           Institutional Class Shares

     ICM Series Trust (the "Trust") is an open-end investment company known as a mutual fund. This prospectus offers Investment Class Shares and Institutional Class Shares of the ICM/ISABELLE SMALL-CAP VALUE FUND (the "Fund"). The Fund seeks capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks. Any current income generated from these securities is incidental to the investment objective of the Fund.

     In order to achieve its investment objective, the Fund will invest at least 80% of its total assets in common stocks and common stock equivalents (such as convertible bonds and preferred stock) of companies with a market capitalization of less than $1 billion at time of purchase. Up to 20% of the Fund's total assets may be invested in common stocks, common stock equivalents and debt securities of companies not meeting the foregoing market capitalization parameters. No more than 25% of the assets of the Fund will be invested in one industry group. See "Investment Objective and Approach of the Fund" in this Prospectus. There is no assurance that the Fund will achieve its investment objective.

     Fund returns and share prices fluctuate and the value of your account upon redemption may be more or less than your purchase price. Shares in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank or other depository institution, and the shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investments in the securities of small capitalization companies may offer greater capital appreciation potential than investments in mid to large-cap company securities, but may be subject to greater short-term price fluctuations. This Fund is intended for investors who can accept the risks associated with its investments and may not be suitable for all investors. See "Investment Objective and Policies" for a discussion of these risks.

     Prospective investors should be aware that the Fund intends to close to new investors once the Fund's total assets equal or exceed $500 million in total assets. In such event, the Fund expects to continue to accept investments only from existing shareholders. If the Fund closes, the right of existing shareholders to redeem their shares will be not affected. See page ___ of this Prospectus for more details.

     IronWood Capital Management, LLC ("ICM" or the "Adviser") serves as the Fund's investment adviser. First Data Investor Services Group, Inc. serves as the Fund's administrator and transfer agent. First Data Distributors, Inc. ("FDDI") serves as the Fund's distributor.

     This Prospectus provides information about the Fund which you should know before investing. Please read and retain it for your future reference. More information about the Fund is included in the Statement of Additional Information, also dated ___________, 1997, which is incorporated into this Prospectus by reference. A copy of the Statement of Additional Information may be obtained free of charge by calling 1-800__________ or by written request to the Trust at P.O. Box____, Westborough, Massachusetts 01581- ____. Additional information about the Trust has been filed with the Securities and Exchange Commission (the "SEC") and is available upon request and without charge. In addition, the SEC maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information, information incorporated by reference in this Prospectus and the Statement of Additional Information and other information regarding registrants who file electronically with the SEC.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS                 PAGE




          EXPENSE INFORMATION ....................................  3

          THE FUND ...............................................  4

          INVESTMENT OBJECTIVE AND APPROACH OF THE FUND ..........  4

          INVESTMENT PRACTICES AND RISK CONSIDERATIONS ...........  5

          MANAGEMENT OF THE FUND .................................  8

          HOW TO PURCHASE FUND SHARES ............................  9

          HOW TO REDEEM FUND SHARES .............................. 11

          DISTRIBUTION PLAN ...................................... 13

          DIVIDENDS, DISTRIBUTIONS AND TAXATION .................. 13

          THE TRUST .............................................. 14

          PERFORMANCE RESULTS .................................... 15


         NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION, OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS, THE FUND'S STATEMENT OF ADDITIONAL INFORMATION AND IN THE FUND'S OFFICIAL SALES LITERATURE IN CONNECTION WITH THE OFFER OF THE FUND'S SHARES, AND IF GIVEN OR MADE, SUCH INFORMATION AND REPRESENTATION MAY NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR THE DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                               EXPENSE INFORMATION

     This table is designed to help you understand the charges and expenses that you, as a shareholder, will bear directly or indirectly when you invest in the Fund. The amount of "Other Expenses" in the table is based on estimated expenses and projected assets for the current fiscal year.

SHAREHOLDER TRANSACTION EXPENSES:                      INVESTMENT CLASS    INSTITUTIONAL CLASS
---------------------------------                      ----------------    -------------------

Maximum Sales Load Imposed on Purchases                        None             None
Maximum Sales Load Imposed on Reinvested Dividends             None             None
Deferred Sales Load                                            None             None
Redemption Fees*                                               None             None
Exchange Fee                                                   None             None

ANNUAL OPERATING EXPENSES:                        INVESTMENT CLASS       INSTITUTIONAL CLASS
--------------------------                        ----------------       -------------------
(As a Percentage of Average  Net Assets)

    Management fee                                      1.00%                  1.00%
    12b-1 fees                                           .25%
    Other Expenses (including administration,                                 None
    accounting and transfer agent fees,
    custodian fees and printing expenses)
    (after expense reimbursement)                        .70%**                 .70%**
                                                         ----                   ----
    TOTAL FUND OPERATING EXPENSES
       (after expense reimbursement)                    1.95%**                1.70%**

* Broker-dealers holding your Shares may charge a fee for redemptions. In addition, if you want to redeem Shares by wire transfer, the Fund's Transfer Agent charges a fee, currently $____ for each wire redemption.

** The Adviser has voluntarily agreed to limit "Other Expenses" to .70% and Total Fund Operating Expenses to 1.95% and 1.70% of average net assets annually for Investment Class Shares and Institutional Class Shares, respectively. In the absence of expense limitations, it is estimated that Total Fund Operating Expenses would be approximately 3.05% annually for Investment Class Shares and approximately 2.80% annually for Institutional Class Shares. The Adviser may discontinue such expense limitations at any time in its sole discretion.

EXAMPLE:

     You would pay the following expenses on a $1,000 investment assuming a 5% annual return, reinvestment of all dividends and distributions and that the percentage amounts listed under "Total Operating Expenses" remain the same each year. Amounts in the table could increase, if the Adviser's limitation of expenses were to be terminated.

                                        1 Year        3 Years
                                        ------        -------

Investment Class Shares                  $20           $61

Institutional Class Shares               $17           $54

THE EXAMPLE IS DESIGNED FOR INFORMATION PURPOSES ONLY, AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RETURN. ACTUAL FUND EXPENSES AND RETURN WILL VARY FROM YEAR TO YEAR AND MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

For further information regarding management fees, 12b-1 fees and other expenses of the Fund, see "Management of the Fund," "Distribution Plan" and "How To Purchase Fund Shares" in this Prospectus and "Management of the Fund" and "Distribution Plan" in the Statement of Additional Information. The Fund's payment of a Rule 12b-1 fee may result in long-term shareholders indirectly paying more than the economic equivalent of the maximum sales charge permitted under the Conduct Rules of the National Association of Securities Dealers, Inc. ("NASD").

                                    THE FUND

     The Fund is a diversified series of the Trust, an open-end management investment company organized under the laws of the Commonwealth of Massachusetts as a "Massachusetts Business Trust" on November 18, 1997.


                  INVESTMENT OBJECTIVE AND APPROACH OF THE FUND

     The investment objective of the Fund is to seek capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks. The Fund seeks to achieve its objective by investing primarily in equity securities issued by companies whose equity market capitalization at the time of purchase is $1 billion or less. Under normal circumstances, the Fund will invest at least 80% of its total assets in common stocks and common stock equivalents, issued by such small-cap companies. Up to 20% of the Fund's total assets may be invested in common stocks, common stock equivalents and debt securities not meeting the foregoing small company equity market parameters. No more than 25% of the assets of the Fund will be invested in one industry group. The Fund's objective is a fundamental policy of the Fund and may not be changed without a vote of a majority of the outstanding voting securities of the Fund. There is no assurance that the Fund's objective will be achieved. The following policies may be changed by the Board of Trustees without shareholder approval. See "Investment Practices and Risk Considerations" for a description of investment practices of the Fund, including limited investments in foreign securities, stock options, stock index futures and options, illiquid and restricted securities, and Rule 144A private placements.

     ICM, the Fund's Adviser intends to pursue a value-oriented approach in selecting securities for the Fund's portfolio. This approach seeks to identify securities whose market value, in the Adviser's view, is less than their economic value. As part of its value-oriented approach, ICM will seek to identify companies with attributes which are not fairly valued in the market place. These companies are often out of favor or not closely followed by investors and, as a result, may offer the potential for substantial appreciation over time. In selecting individual securities, ICM will perform in-depth research and analysis of the issuer, including an analysis of cash flow generating potential, and may conduct in-person visits or discussions with management. ICM relies primarily on the knowledge, experience and judgment of its own staff, but also receives and uses information from a variety of outside sources, including brokerage firms, electronic databases, specialized research firms and technical journals.

     As part of its investment approach, ICM looks to select securities for investment by the Fund on the basis of its belief that the potential exists for some catalyst to cause a stock's price to rise. Such a catalyst might include, among other things, one or more of the following: increased investor attention, asset sales, corporate restructuring or reorganizations, a cyclical turnaround of a depressed business or industry, a new product/innovation, or significant changes in management and regulatory or environmental shifts.

     The Fund's strategy of investing in small companies utilizing a value-oriented approach will generally involve a long-term horizon of two to three years. An investment in the Fund, therefore, should be considered a long-term holding and not a complete investment program and may not be suitable for all investors. For a discussion of the risks of investing in smaller companies, see "Investment Practices and Risk Considerations" below.

     There may be periods during which, in the opinion of ICM, market conditions warrant a reduction of some or all of the Fund's securities holdings. During such periods, the Fund may adopt a temporary "defensive" posture in which a higher than usual portion of its total assets would be invested in short-term liquid assets, cash or cash equivalents.

                  INVESTMENT PRACTICES AND RISK CONSIDERATIONS

     The following is a description of certain investment techniques and the risks associated therewith that the Fund may utilize. See the "Investment Policies and Practices" section of the Statement of Additional Information for a description of the additional techniques which may be utilized and further discussion of certain techniques discussed below.

     The annual rate of portfolio turnover is anticipated to be approximately 50%. In general, the Adviser will not consider the rate of portfolio turnover to be a limiting factor in determining when or whether to purchase or sell securities in order to achieve the Fund's objective.

     The net asset value of the Fund's shares will fluctuate with changes in the market value of the Fund's portfolio securities. The market value of the Fund's portfolio securities will increase or decrease due to a variety of economic, market or political factors which cannot be predicted.

     STOCKS OF SMALLER COMPANIES. The Fund's strategy of investing in small companies carries more risk than investment in larger companies. In addition, the Fund may invest in companies representing some of the smallest and least liquid equity securities in the U.S. markets. The low market liquidity of the Fund's holdings may have an adverse impact on the Fund's ability to sell certain portfolio securities at favorable prices and may also make it difficult for the Fund to obtain market quotations based on actual trades, for purposes of valuing the Fund's portfolio securities.

     Investing in lesser-known, smaller capitalization companies involves greater risk of volatility of the Fund's net asset value than is customarily associated with larger, more established companies. Often smaller capitalization companies and the industries in which they are focused are still evolving and, while this may offer better growth potential than larger, more established companies, it also may make them more sensitive to changing market conditions.

     ICM will seek to minimize the risks described above by diversification of the Fund's portfolio. However, there can be no assurance that such diversification will prevent loss in value of certain portfolio securities or in the Fund's net asset value.

CONVERTIBLE SECURITIES AND DEBT SECURITIES. Convertible securities are bonds, notes, debentures, preferred stocks and other securities which may be converted or exchanged at a stated or determinable exchange ratio into shares of common stock. Convertible securities rank senior to common stock in an issuer's capital structure and are consequently of higher quality and entail less risk than the issuer's common stock. The Fund may also invest in nonconvertible preferred stock consistent with the Fund's objective. As with all debt securities, the market value of convertible securities tend to increase when interest rates decline, and conversely, tend to decline when interest rates increase. In addition, the prices of convertible securities often reflect changes in the value of the underlying common stock. Although convertible securities purchased by the Fund are frequently investment grade, the Fund may also purchase unrated securities or securities rated below investment grade (those rated lower than BBB by Standard & Poor's Rating Service ("S&P"), a division of the McGraw-Hill Companies, Inc., or lower than Baa by Moody's Investors Services, Inc.). The Fund reserves the right to invest up to 20% of its assets in convertible securities and non-convertible debt securities, on an aggregated basis, which may be unrated or rated below investment grade. With respect to non-convertible debt securities, the Fund does not intend to invest more than 20% of its assets in non-convertible debt securities regardless of their rating. Lower rated debt securities are commonly referred to as junk bonds.

     Lower-rated securities generally offer a higher current yield than that available for higher grade issues. However, lower-rated securities involve higher risks, in that they are especially subject to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes in the financial condition of the issues and to price fluctuations in response to changes in interest rates. During periods of economic downturn or rising interest rates, highly leveraged issues may experience financial stress which could adversely affect their ability to make payments of interest and principal and increase the possibility of default. In addition, the market for lower-rated debt securities has expanded rapidly in recent years, and its growth paralleled a long economic expansion. At times in recent years, the prices of many lower-rated debt securities declined substantially, reflecting an expectation that many issues of such securities might experience financial difficulties. As a result, the yields on lower-rated debt securities rose dramatically, but such higher yields did not reflect the value of the income stream that holders of such securities expected, but rather, the risk that holders of such securities could lose a substantial portion of their value as a result of issuers' financial restructuring or default. There can be no assurance that such declines will not recur. The market for lower-rated debt issues generally is smaller and less active than that for higher quality securities, which may limit the Fund's ability to sell such securities at fair value in response to changes in the economy or financial markets. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and prevailing levels of interest rates which generally increase the value of debt securities, while an increase in rates usually reduces the value of those securities.

SHORT SALES AGAINST THE BOX. The Fund may from time to time make short sales of securities it owns or has the right to acquire through conversion or exchange of other securities it owns. A short sale is "against the box" to the extent that the Fund contemporaneously owns or has the right to obtain, at no added cost, securities identical to those sold short. In a short sale, the Fund does not immediately deliver the securities sold or receive the proceeds from the sale. The Fund may not make short sales or maintain a short position if it would cause more than 25% of the Fund's total assets, taken at market value, to be held as collateral for the sales.

     The Fund may make a short sale in order to hedge against market risks when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund or security convertible into, or exchangeable for, the security, or when the Fund does not want to sell the security it owns, because, among other reasons, it wishes to defer recognition of gain or loss for U.S. federal income tax purposes.

FOREIGN SECURITIES. The Fund may invest up to 25% of its total assets in foreign securities. Investments in foreign securities may involve potential benefits and risks that are not typically associated with investments in securities of domestic issuers. Foreign countries may have economic policies or business cycles different from those of the U.S., and markets for foreign securities do not necessarily move in a manner parallel to U.S. markets.

     Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to U.S. issuers. There may be less publicly available information about a foreign issuer than about a U.S. issuer. In addition, there is generally less government regulation of foreign markets, companies and securities dealers than in the United States. Foreign securities markets may have substantially less volume than U.S. securities markets and securities of many foreign issuers are less liquid and more volatile than securities of comparable domestic issuers.

     Investing in the securities of foreign issuers may also be subject to a decline in the exchange rate of the currency in which a portfolio security is quoted or denominated relative to the U.S. dollar, thus reducing the value of the portfolio security. In addition, if the currency in which a Fund receives dividends, interest or other payments declines in value against the U.S. dollar before such income is distributed as dividends to shareholders or converted to U.S. dollars, the Fund may have to sell portfolio securities to obtain sufficient cash to pay such dividends. Commissions on transactions in foreign securities may be higher than those for similar transactions on domestic stock markets. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, such procedures have on occasion been unable to keep pace with the volume of securities transactions, thus making it difficult to conduct such transactions.

     The Fund may purchase American Depositary Receipts ("ADRs") or U.S. dollar denominated securities of foreign issuers. ADRs are receipts issued by U.S. Banks or trust companies with respect to securities of foreign issuers held on deposit for use in the U.S. securities markets. While ADRs may not be denominated in the same currency as the securities into which they may be converted, many of the risks associated with foreign securities may also apply to ADRs.

LENDING OF PORTFOLIO SECURITIES. The Fund may, in accordance with applicable regulatory requirements, lend its portfolio securities to brokers, dealers, and other financial institutions. Such loans must be secured by cash or cash equivalents in amounts at least equal to the market value of the securities loaned. The advantage of such loans is that the Fund continues to receive the income on the loaned securities while at the same time earning interest on the cash amounts deposited as collateral. The Fund may experience a loss or delay in the recovery of its securities if the institution with which it has entered into a loan transaction breaches its agreement with the Fund.

RIGHTS AND WARRANTS. The Fund may invest up to 5% of its net assets at the time of purchase in warrants or rights. In addition, the Fund may acquire rights and/or warrants which are attached to other securities in its portfolio, or which are issued as a distribution by the issuer of a security held in its portfolios. Rights and/or warrants are, in effect, options to purchase equity securities at a specific price, generally valid for a specific period of time, and have no voting rights, pay no dividends and have no rights with respect to the corporation issuing them. The prices of warrants do not necessarily correlate with the prices of underlying securities.

BORROWING. The Fund is authorized to borrow money for temporary purposes in amounts not exceeding 5% of its total assets. Additionally, the Fund is authorized to borrow money up to 33 1/3% of its assets, as permitted by the 1940 Act, for the purpose of meeting redemption requests. The Fund will not purchase securities when total borrowings by the Fund are greater than 5% of its total assets.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements which typically involve the acquisition by the Fund of debt securities from a selling financial institution or broker-dealer. These agreements provide that the Fund will sell back to the institution, and that the institution will repurchase, the underlying security at a specified price and at a fixed time in the future, usually not more than seven days from the date of purchase. While repurchase agreements involve certain risks not associated with direct investments in debt securities, including the risks of default or bankruptcy of the selling financial institution, the Fund will review and monitor the creditworthiness of any institution which enters into a repurchase agreement with the Fund, and require the maintenance of adequate collateral.

ILLIQUID AND RESTRICTED SECURITIES. The Fund may invest in securities which are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), or which are otherwise not readily marketable. Limitations on the resale of such securities may have an adverse effect on their marketability, and may prevent the Fund from disposing of them promptly at reasonable prices. The Fund may have to bear the expense of registering such securities for resale and the risk of substantial delays in effecting such registration. The Fund may not invest more than 15% of its net assets in illiquid and restricted securities. Securities freely salable among qualified institutional investors pursuant to Rule 144A under the Securities Act, may be treated as liquid if they satisfy liquidity standards established by the Board of Trustees. The continued liquidity of such securities is not as well assured as that of publicly traded securities and accordingly, the Board of Trustees will monitor their liquidity.

HEDGING TRANSACTIONS. The Fund may utilize techniques to manage risks associated with exposure to the effects of possible changes in security prices, or other factors that affect the value of its portfolio. These techniques such as buying and selling derivative securities such as options, forward foreign currency exchange contracts, futures contracts, or options on futures contracts, involve significant risks and may increase the volatility of the Fund. Hedging transactions may be utilized by the Fund solely for risk management purposes and not for speculation. The Fund does not intend to invest more than 5% of its total assets in hedging transactions.

     Futures contracts and options can be highly volatile and are subject to price movements in underlying securities. The Fund's attempt to use such investments for hedging purposes may not be successful and could result in reduction of the Fund's total return. In addition, the loss from investing in futures transactions is potentially unlimited and the Fund may be unable to control losses by closing its position if a liquid secondary market does not exist.

     For additional risk disclosure, please refer to the "Investment Practices and Policies" section of the Statement of Additional Information.

                             MANAGEMENT OF THE FUND

     The Board of Trustees of the Trust has overall responsibility for management and supervision of the Fund. ICM, a Massachusetts limited liability company with its principal office at One Financial Center, Boston, MA 02111, acts as the Fund's Adviser pursuant to an Advisory Agreement between ICM and the Trust. ICM was formed in August 1997, and therefore, ICM has no previous experience in advising a mutual fund. Mr. Warren J. Isabelle, CFA and Mr. Richard L. Droster are the controlling principals of ICM, and are officers and trustees of the Trust. Mr. Isabelle is responsible for the day-to-day and overall management of the Fund's portfolio. Until January, 1997, Mr. Isabelle was Senior Vice President and Head of Domestic Equity Management for Pioneer Mutual Funds, and portfolio manager of Pioneer Capital Growth Fund and Pioneer Small Company Fund. He managed Pioneer Capital Growth Fund since its inception in July 1990 and Pioneer Small Company Fund since its inception in November 1995 until January 1997. From February 1997 to May 1997, Mr. Isabelle was Senior Vice President and Chief Investment Officer of Equities at Keystone Investment Management Company.

     Under the terms of its Advisory Agreement with the Trust, ICM is responsible for supervising the investment activities of the Fund and is authorized in its discretion to determine the securities to be purchased, sold or otherwise disposed of by the Fund and the timing of such purchases, sales and dispositions. ICM is responsible for all the expenses related to its services for the Fund, with the exception of certain expenses which are to be paid by the Fund, which include the charges and expenses of auditors; the charges and expenses of any administrator, custodian, transfer agent, plan agent, dividend disbursing agent and registrar appointed by the Trust with respect to the Fund; fees and expenses involved in registering and maintaining registrations of the Fund and/or its shares with regulatory agencies, individual states or blue sky securities agencies, including the preparation of Prospectuses and Statements of Additional Information for filing with regulatory agencies; and distribution fees paid by the Fund in accordance with Rule 12b-1 promulgated by the SEC pursuant to the 1940 Act. See the Statement of Additional Information for a further description of the Advisory Agreement.

     As compensation for its management services and certain expenses which ICM incurs, ICM is entitled to a management fee equal to 1.00% per annum of the Fund's average daily net assets. This fee is computed daily and paid monthly. See "Expense Information" in this Prospectus and "Investment Adviser" in the Statement of Additional Information.

ADMINISTRATOR AND TRANSFER AND DIVIDEND DISBURSING AGENT. Investor Services Group, a subsidiary of First Data Corporation, located at 53 State Street, Boston, Massachusetts 02109, serves as the Fund's administrator (the "Administrator") pursuant to an Administration Agreement with the Fund. Under the terms of the Administration Agreement, Investor Services Group generally assists in all aspects of the Fund's administration and operations, including the maintenance of financial records and fund accounting. Pursuant to the terms of the Administration Agreement, the Fund has agreed to pay Investor Services Group a fee, computed daily and payable monthly at an annual rate of ___% of the value of the Fund's average daily net assets. Investor Services Group, 4400 Computer Drive, Westborough, Massachusetts 01581 is the Fund's Transfer and Dividend Disbursing Agent (the "Transfer Agent").

CUSTODIAN. ______________________, located at ______________, is the Custodian of the Fund's investments.

DISTRIBUTOR. FDDI, 4400 Computer Drive, Westborough, Massachusetts 01581, serves as the distributor of the Shares. FDDI is a subsidiary of Investor Services Group.

                          HOW TO PURCHASE FUND SHARES

     The Fund continuously offers two Classes of Shares designated as Investment Class Shares and Institutional Class Shares. Institutional Class Shares are offered exclusively to institutional investors, such as employee benefit plans, other tax-exempt institutions, corporations and other individual purchasers of shares in amounts greater than or equal to $500,000 ("Institutional Buyers"). The Shares of the Fund are sold without a sales charge. You may be charged a nominal fee, if you effect transactions in Shares through a securities dealer, bank or other financial institution. No certificates are issued for shares. The Fund reserves the right to reject any purchase order.

Minimum Investment and Minimum Balance Requirements

CLASS OF SHARES

- INVESTMENT CLASS (individual investors)


TYPE OF ACCOUNT            TO OPEN ACCOUNT   MINIMUM ADDITION   MINIMUM BALANCE*
---------------            ---------------   ----------------   ----------------

Individual or joint            $1,000              $100              $1,000
IRA/403(b)                     $1,000              $100              $1,000
Automatic Investment           $1,000              $100              $1,000
Plan (AIP)

- INSTITUTIONAL CLASS (generally institutional investors)


TYPE OF ACCOUNT            TO OPEN ACCOUNT   MINIMUM ADDITION  MINIMUM BALANCE**
---------------            ---------------   ----------------  -----------------

Qualified Account             $500,000          $50,000            $250,000

*To minimize the expenses to all shareholders, the Trust reserves the right to close any account which does not meet the minimum account size or is uneconomical to maintain. If an account falls below the minimum balance, the owner will be notified and given 45 days to meet the minimum or establish automatic investments that total at least $1,200 per year. If the deadline is not met, the Trust will redeem the shares in the account and send the proceeds to the address of record. See "Involuntary Redemption" under "How to Redeem Shares."

**The Trust may waive institutional account minimums if it is deemed economically feasible and in the best interest of existing shareholders to do so. This may include agreeing to a letter of intent to meet the stated minimums in a specified time period. Employees and Trustees of the Trust may purchase institutional shares for their personal accounts. See "Involuntary Redemptions" under "How to Redeem Shares."

The initial investment must be accompanied or preceded by the Fund's Account Application. The Fund reserves the right to vary the initial and subsequent investment minimum requirements at any time.

You may purchase Shares by check or wire. Checks should be made payable to "ICM Series Trust." For subsequent investments, your Fund account number should appear on the check. Payments which are mailed should be sent to ICM Series Trust, P.O. Box ___, Westborough, Massachusetts 01581-____, together with your investment slip or, when opening a new account, your Account Application, indicating the class of Shares being purchased. Neither initial nor subsequent investments may be made by third party check.

Wire payments may be made if your bank account is in a commercial bank that is a member of the Federal Reserve System. Immediately available funds may be transmitted by wire to Boston Safe Deposit and Trust Company (ABA

#011001234), together with the name of the Fund and the Fund's DDA number, _______, for purchase of Shares in your name. The wire must include your Fund account number (for new accounts, your Taxpayer Identification Number ("TIN") should be included instead), and account registration and dealer number, if applicable. If your initial purchase of Fund Shares is by wire, please call 1-888-___-___ after completing your wire payment to obtain your Fund account number. Please include your Fund account number on the Fund's Account Application and promptly mail the Account Application to the Fund, as no redemptions will be permitted until the Account Application is received. You may obtain further information about remitting funds in this manner from your bank. All payments should be made in U.S. dollars and, to avoid fees and delays, should be drawn only on U.S. banks. A charge will be imposed if any check used for investment in your account does not clear. The Fund makes available to certain large institutions the ability to issue purchase instructions through compatible computer facilities.

Subsequent investments also may be made by electronic transfer of funds from an account maintained in a bank or other domestic financial institution that is an Automated Clearing House member. You must direct the institution to transmit immediately available funds through the Automated Clearing House to Boston Safe and Trust Deposit Company with instructions to credit your Fund account. The instructions must specify your Fund account registration and your Fund account number preceded by the digits "____."

ICM SERIES TRUST AUTOMATIC INVESTMENT PLAN ("AIP") (INVESTMENT CLASS SHARES
ONLY). ICM Series Trust permits you to purchase Investment Class Shares (minimum of $100 per transaction at regular intervals selected by you). Shares are purchased by transferring funds from the bank account designated by you. At your option, the bank account will be debited in the specified amount, and Shares will be purchased, once a month on either the first or fifteenth day, or twice a month, on both days. Only an account maintained at a domestic financial institution which is an Automated Clearing House member may be so designated. To establish an ICM Series Trust AIP account, you must file an authorization form with the Transfer Agent. You may obtain the necessary authorization form by calling 1-888-____- ____. You may cancel your participation in this privilege or change the amount of purchase at any time by mailing written notification to ICM Series Trust, P.O. Box ___, Westborough, Massachusetts 01581-____, and the notification will be effective ten business days following receipt. The Trust may modify or terminate this privilege at any time or charge a service fee. No such fee currently is contemplated. As noted above, under the AIP, the Trust requires that you establish automatic investments that total $1,200 per year.

DETERMINATION OF NET ASSET VALUE. Shares of the Fund are sold on a continuous basis at the net asset value per share next determined after an order in proper form is received by the Transfer Agent. Net asset value per share of each Class of Shares of the Fund is determined by dividing the value of its assets, less liabilities attributable to that Class, by the number of outstanding shares of that Class. The net asset value is computed once daily, as of the close of regular trading on the New York Stock Exchange (currently 4:00 p.m., New York time) each day the New York Stock Exchange is open for business.

     In the calculation of the Fund's net asset value: (1) an equity portfolio security listed or traded on the New York or American Stock Exchange or other stock exchange or quoted by NASDAQ is valued at its latest sale price on that exchange or quotation service prior to the time assets are valued; if there were no sales that day and for securities traded on the other over-the-counter markets, the security is valued at the mean between the most recently quoted bid and asked prices; (2) when market quotations are not readily available, including circumstances under which it is determined by the Adviser that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees; (3) the value of short-term debt securities which mature at a date less than sixty days subsequent to valuation date will be determined on an amortized cost basis; and
(4) the value of other assets will be determined in good faith at fair value under procedures established by and under the general supervision of the Fund's Trustees. Dividends receivable are accrued as of the ex-dividend date. Interest income is accrued daily.

     The Fund does not accept purchase and redemption orders on days the New York Stock Exchange is closed. The New York Stock Exchange is currently scheduled to be closed on New Years Day, Martin Luther King Day, Presidents

Day, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays fall on a Saturday or Sunday, respectively.

     Federal regulations require that you provide a certified TIN upon opening or reopening an account. See the Fund's Account Application for further information concerning this requirement. Failure to furnish a certified TIN to the Fund could subject you to a $50 penalty imposed by the Internal Revenue Service (the "IRS").

RETIREMENT PLANS. Shares of the Fund may be purchased in connection with various types of tax deferred retirement plans, including individual retirement accounts ("IRAs"), qualified plans, deferred compensation for public schools and charitable organizations (403(b) plans) and simplified employee pension IRAs. An individual or organization considering the establishment of a retirement plan, should consult with an attorney and an accountant with regard to the terms and tax aspects of the plan.

CLOSING THE FUND. The Fund intends to close to new investors when the Fund's total assets equal or exceed $500 million. After the Fund closes to new investors, the Fund expects to allow existing shareholders to make additional investments in the Fund and at all times will permit shareholders to reinvest dividends and capital gains distributions. The Trustees reserve the right to close and re-open the Fund to new or existing shareholders at any time after it is closed.

     The Fund intends to close when it reaches approximately $500 million in total assets, not on a specific date. SHAREHOLDERS WILL NOT BE INFORMED IN ADVANCE OF THE DATE ON WHICH THE FUND WILL CLOSE.

                            HOW TO REDEEM FUND SHARES

GENERAL -- You may request redemption of your Shares at any time. Redemption requests should be transmitted in accordance with the procedures described below. When a request is received in proper form, the Fund will redeem the Shares at the next determined net asset value.

     Securities dealers, banks and other financial institutions may charge a nominal fee for effecting redemptions of Fund Shares. The value of the Shares redeemed may be more or less than their original cost, depending upon the Fund's then current net asset value.


     The Fund ordinarily will make payment for all Shares redeemed within seven days after receipt by the Transfer Agent of a redemption request in proper form, except as provided by the rules of the SEC.


     HOWEVER, IF YOU HAVE PURCHASED FUND SHARES BY CHECK OR THROUGH THE ICM SERIES TRUST AUTOMATIC INVESTMENT PLAN AND SUBSEQUENTLY SUBMIT A WRITTEN REDEMPTION REQUEST TO THE TRANSFER AGENT, THE REDEMPTION PROCEEDS WILL BE TRANSMITTED TO YOU PROMPTLY UPON BANK CLEARANCE OF YOUR PURCHASE CHECK OR ICM SERIES TRUST AUTOMATIC INVESTMENT PLAN ORDER, WHICH MAY TAKE EIGHT BUSINESS DAYS OR MORE. IN ADDITION, THE FUND WILL REJECT REQUESTS TO REDEEM SHARES BY WIRE OR TELEPHONE FOR A PERIOD OF EIGHT BUSINESS DAYS AFTER RECEIPT BY THE TRANSFER AGENT OF THE PURCHASE CHECK OR THE ICM SERIES TRUST AUTOMATIC INVESTMENT PLAN ORDER AGAINST WHICH SUCH REDEMPTION IS REQUESTED. THESE PROCEDURES WILL NOT APPLY IF YOUR SHARES WERE PURCHASED BY WIRE PAYMENT, OR IF YOU OTHERWISE HAVE A SUFFICIENT COLLECTED BALANCE IN YOUR ACCOUNT TO COVER THE REDEMPTION REQUEST. PRIOR TO THE TIME ANY REDEMPTION IS EFFECTIVE, DIVIDENDS ON SUCH SHARES WILL ACCRUE AND BE PAYABLE, AND YOU WILL BE ENTITLED TO EXERCISE ALL OTHER RIGHTS OF BENEFICIAL OWNERSHIP.

     Shares will not be redeemed until the Transfer Agent has received your Account Application.

PROCEDURES -- You may redeem Shares by using the regular redemption procedure through the Transfer Agent, or, if you have checked the appropriate box and supplied the necessary information on the Account Application or have filed a Shareholder Services Form with the Transfer Agent, through the Wire Redemption Privilege or the Telephone Redemption Privilege. The Trust reserves the right to refuse any request made by wire or telephone, including requests made within thirty days after a change of address, and may limit the amount involved or the number of such requests.

The Trust may modify or terminate any redemption privilege at any time or charge a service fee upon notice to shareholders. No such fee is currently contemplated. However, the Fund's Transfer Agent charges a $____ fee for each wire redemption.

     You may redeem Shares by telephone if you have checked the appropriate box on the Trust's Account Application or have filed a Shareholder Services Form with the Transfer Agent. If you select a Telephone Redemption Privilege (which is granted automatically unless you refuse it), you authorize the Transfer Agent to act on telephone instructions from any person representing himself or herself to be you and reasonably believed by the Transfer Agent to be genuine. The Trust will require the Transfer Agent to employ reasonable procedures, such as requiring a form of personal identification, to confirm that instructions are genuine and, if it does not follow such procedures, the Trust or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent instructions. Neither the Trust nor the Transfer Agent will be liable for following telephone instructions reasonably believed to be genuine.

     During times of drastic economic or market conditions, you may experience difficulty in contacting the Transfer Agent by telephone to request a redemption or exchange of Fund Shares. In such cases, you should consider using the other redemption procedures described herein. Use of these other redemption procedures may result in your redemption request being processed at a later time than it would have been if telephone redemption had been used. During the delay, the Fund's net asset value may fluctuate.

REGULAR REDEMPTION -- Under the regular redemption procedure, you may redeem your Shares by written request mailed to ICM Series Trust., P.O. Box ____, Westborough, Massachusetts 01581-____. Redemption requests must be signed by each shareholder, including each owner of a joint account. You must provide a signature guarantee if (1) you are redeeming shares worth more than $50,000; (2) you are requesting that the proceeds check be made out to someone other than the registered owners or be sent to an address other than the record address; (3) the account registration has changed within the last 30 days; or (4) you are instructing us to wire the proceeds to a bank account not designated on the application. The Transfer Agent has adopted standards and procedures pursuant to which signature-guarantees in proper form generally will be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program, the Securities Transfer Agents Medallion Program ("STAMP"), and the Stock Exchanges Medallion Program. If you have any questions with respect to signature-guarantees, please call 1-888___-___.

WIRE REDEMPTION PRIVILEGE -- You may request by wire or telephone that redemption proceeds (minimum $1,000) be wired to your account at a bank which is a member of the Federal Reserve System, or a correspondent bank if your bank is not a member. The Transfer Agent currently charges $ for each wire redemption. You also may direct that redemption proceeds be paid by check (maximum $150,000 per day) made out to the owners of record and mailed to your address. Redemption proceeds of less than $1,000 will be paid automatically by check. Holders of jointly registered Fund or bank accounts may have redemption proceeds of only up to $250,000 wired within any 30-day period. You may telephone redemption requests by calling 1-888-____-____. The Statement of Additional Information sets forth instructions for transmitting redemption requests by wire. Shares held under retirement plans are not eligible for this privilege.

TELEPHONE REDEMPTION PRIVILEGE -- You may request by telephone that redemption proceeds (maximum $50,000 per day) be paid by check and mailed to your address. You may make telephone redemption instructions by calling 1-888- ___-_____. Shares held under retirement plans are not eligible for this privilege.

     Redemptions may be suspended or payment postponed during any period in which any of the following conditions exist: the New York Exchange is closed or trading on the New York Exchange is restricted; an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund to fairly determine the value of the net assets of its portfolio; or the SEC, by order, so permits.

INVOLUNTARY REDEMPTION. As noted in the table above, the Trust reserves the right to redeem your account at its option upon not less than 45 days' written notice if your account's minimum balance is $1,000 or less for Investment
Class Shares and $250,000 or less for Institutional Class Shares and remains so during the notice period. In addition, automatic investments in the AIP must total at least $1,200 annually.

     Redemptions are taxable transactions to shareholders. The net asset value per share received upon redemption or repurchase may be more or less than the cost of shares to an investor, depending on the market value of the portfolio at the time of redemption or repurchase.

                DISTRIBUTION PLAN (INVESTMENT CLASS SHARES ONLY)

     The Trustees of the Fund have adopted a distribution plan (the "Plan") with respect to the Investment Class Shares pursuant to Section 12(b) of the 1940
Act and Rule 12b-1 thereunder. Under the Plan, the Fund pays FDDI, distributor of the Fund, a fee at an annual rate of up to .25 of 1% of the value of the average daily net assets attributable to the Investment Class Shares for certain service and distribution expenses borne, or paid to others, by FDDI. Generally, the service fees covered under the Plan are fees paid to securities dealers and other financial intermediaries for personal services to holders of Investment Class Shares of the Fund and/or for the maintenance of the accounts of the holders of the Shares. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Plan also permits for distribution expenses borne, or paid to others, by FDDI for the purpose of financing or assisting in the financing of any activity which is primarily intended to result in the sale of the Shares of the Fund. The types of distribution expenses covered include, but are not limited to, the costs and expenses of direct marketing activities, the design, preparation, printing and distribution of promotional materials, advertising and offering materials, and shareholder materials; the compensation of securities dealers and other financial intermediaries for sales activities; and related capital, overhead and interest expenses. Amounts payable under the Plan are charged to Investment Class Shares of the Fund and therefore reduce income allocated to the Investment Class Shares. Payments under the Plan are not tied exclusively to the distributions and/or shareholder service expenses actually incurred by the Distributor and the payments may exceed distribution and/or services expenses actually incurred.

                      DIVIDENDS, DISTRIBUTIONS AND TAXATION

     The Fund has elected to be treated and intends to qualify each year as a "regulated investment company" under Subchapter M of the Code, so that it will not pay federal income tax on income and capital gains distributed to shareholders as required under the Code.

     Under the Code, the Fund will be subject to a nondeductible 4% excise tax on a portion of its undistributed ordinary income and capital gains if it fails to meet certain distribution requirements with respect to each calendar year. The Fund intends to make distributions in a timely manner and accordingly does not expect to be subject to the excise tax.

     The Fund makes distributions to shareholders from its net long-term capital gains and income dividends, if any, at least annually. Dividends from income and/or capital gains may also be paid at such other times as may be necessary for the Fund to avoid federal income or excise tax. Generally, dividends from the Fund's net investment income, market discount income, net short-term capital gains, and certain net foreign exchange gains are taxable under the Code as ordinary income, and dividends from the Fund's net long-term capital gains are taxable as long-term capital gains.

     Unless shareholders specify otherwise, all distributions will be automatically reinvested in additional full and fractional shares of the Fund. For federal income tax purposes, all dividends are taxable as described above whether a shareholder takes them in cash or reinvests them in additional shares of the Fund. Information as to the federal tax status of dividends and distributions will be provided to shareholders annually.

     Distributions by the Fund of the dividend income it receives from U.S. domestic corporations, if any, may qualify for the dividends-received deduction for corporate shareholders, subject to holding-period requirements and debt-financing restrictions under the Code.

     The Fund may be subject to foreign withholding taxes or other foreign taxes on income (possibly including, in some cases, capital gains) on certain of its foreign investments, which will reduce the yield on, or return from those investments. If, as anticipated, the Fund does not qualify to pass such taxes through to its shareholders, they will neither treat such taxes as additional income nor be entitled to any associated foreign tax credits or deductions.

     Dividends and other distributions and the proceeds of redemptions, exchanges or repurchases of Fund shares paid to individuals and other non-exempt payees will be subject to 31% backup withholding of federal income tax if the Fund is not provided with the shareholder's correct taxpayer identification number and certification that the number is correct and that the shareholder is not subject to backup withholding or the Fund receives notice from the IRS or a broker that such withholding applies. Please refer to the Account Application for additional information.

     The description above relates only to U.S. federal income tax consequences for shareholders who are U.S. persons, i.e., U.S. citizens or residents or U.S. corporations, partnerships, trusts or estates, and who are subject to U.S. federal income tax. Non-U.S. shareholders and tax-exempt shareholders may be subject to tax treatment that is different than described above. Shareholders should consult their own tax advisors regarding state, local and other applicable tax laws.

                                    THE TRUST

     The Fund is a diversified series of the Trust, an open-end management investment company (commonly referred to as a mutual fund) organized as a Massachusetts business trust on November 18, 1997. The Trust has authorized an unlimited number of shares of beneficial interest. As an open-end management investment company, the Trust continuously offers its shares to the public and under normal conditions must redeem its shares upon the demand of any shareholder at the then current net asset value per share. See "How to Sell Fund Shares." The Trust is not required, and does not intend, to hold annual shareholder meetings although special meetings may be called for the purpose of electing or removing Trustees, changing fundamental investment restrictions or approving an advisory contract. The Fund is currently the only series of the Trust. The Trustees have the authority, without further shareholder approval, to classify shares of beneficial interests in separate series. Additional series may be added in the future. The Trustees also have authority to classify and reclassify any series or portfolio into one or more classes. As of the date of this Prospectus, the Trustees have authorized the issuance of two classes of shares, designated as Investment Class Shares and Institutional Class Shares. The shares of each class represent an interest in the same portfolio of investments of the Fund. Each class has equal rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution fees and may bear other expenses properly attributable to the particular class. Investment Class shareholders have exclusive voting rights with respect to the Rule 12b-1 distribution plan adopted by holders of those shares in connection with the distribution of shares.

When issued and paid for in accordance with the terms of the Prospectus and Statement of Additional Information, Shares of the Trust are fully-paid and non-assessable. The Trust does not issue certificates representing Fund's shares. Instead, the Transfer Agent maintains a record of your ownership and sends confirmations and statements of account. In the event of liquidation, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to such shareholders. Shares have no preemptive, subscription or conversion rights. Shareholders are entitled to one vote per share, provided that, at the option of the Trustees, shareholders will be entitled to a number of votes based upon the net asset values represented by their shares.

Shareholder inquiries may be made by writing the Fund at P.O. Box ____, Westborough, Massachusetts 01581-____, or by calling 1-888-____-______.

         The Trust does not intend to hold annual meetings of shareholders. However, pursuant to the Trust's By-Laws, the recordholders of at least a majority of the shares outstanding and entitled to vote at a special meeting may require the Trust to hold such special meeting for any purpose.

                               PERFORMANCE RESULTS

     The average annual total return (for a designated period of time) on an investment in the Fund may be included in advertisements, and furnished to existing or prospective shareholders. The average annual total return for each Class is computed in accordance with the SEC's standardized formula. The calculation for each Class assumes the reinvestment of all dividends and distributions at net asset value and does not reflect the impact of federal or state income taxes. The periods illustrated would normally include one, three, five and ten years (or since the commencement of the public offering of the shares of a Class, if shorter) through the most recent calendar quarter.

     One or more additional measures and assumptions, including but not limited to historical total returns; distribution returns; results of actual or hypothetical investments; changes in dividends, distributions or share values; or any graphic illustration of such data may also be used. These data may cover any period of the Fund's existence and may or may not include the impact of taxes or other factors.

     Other investments or savings vehicles and/or unmanaged market indices, indicators of economic activity or averages of mutual funds results may be cited or compared with the investment results of the Fund. Rankings or listings by magazines, newspapers or independent statistical or rating services, such as Lipper Analytical Services, Inc., may also be referenced.

     The Fund's investment results will vary from time to time depending on market conditions, the composition of the Fund's portfolio and operating expenses of the Fund. All quoted investment results are historical and should not be considered representative of what an investment in the Fund may earn in any future period. For further information about the calculation methods and uses of the Fund's investment results, see the Statement of Additional Information.

                                ICM SERIES TRUST
                        ICM/ISABELLE SMALL-CAP VALUE FUND
                               4400 Compute Drive
                        Westborough, Massachusetts 01581

                             Investment Class Shares
                           Institutional Class Shares

                       STATEMENT OF ADDITIONAL INFORMATION
                           _____________________, 1997


     ICM Series Trust (the "Trust") is an open-end management investment company. Currently, the Trust offers one investment portfolio, ICM/Isabelle Small-Cap Value Fund (the "Fund").

     This Statement of Additional Information is not a prospectus, but should be read in conjunction with the Prospectus for the Fund dated ___________, 1997, A copy of the Prospectus can be obtained free of charge by calling 1-800-_________ or by written request to the Trust at P.O. Box ___, Westborough, Massachusetts 01581-____.

     IronWood Capital Management, LLC ("ICM") serves as the Trust's investment adviser. First Data Investor Services Group, Inc. ("Investor Services Group") serves as the Trust's administrator and transfer agent. First Data Distributors, Inc. ("FDDI") serves as the Fund's distributor.

                                TABLE OF CONTENTS

                                                                  Page
Investment Policies and Practices................................   3
Investment Restrictions..........................................   9
Management of the Fund...........................................  11
Investment Adviser...............................................  12
Distribution Plan................................................  13
Administrator....................................................  13
Transfer Agent...................................................  13
Custodian........................................................  13
Distributor......................................................  13
Independent Public Accountants...................................  13
Purchase of Fund Shares..........................................  13
Redemption of Fund Shares........................................  14
Portfolio Transactions...........................................  15
Taxes............................................................  16
Description of Shares............................................  19
Shareholder and Trustee Liability................................  21
Determination of Net Asset Value.................................  21
Investment Results...............................................  22
Registration Statement...........................................  23
Appendix.........................................................  24

          THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS
                AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE
      INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

                                    THE FUND


     The Fund is a series of the ICM Series Trust, an open-end management investment company offering redeemable shares of beneficial interest. As of the date of this Statement of Additional Information, the Fund is the only series of the Trust.


                        INVESTMENT POLICIES AND PRACTICES

     The Fund's current prospectus (the "Prospectus") presents the investment objective and principal investment policies of the Fund. Additional investment policies and a further description of some of the policies described in the Prospectus appear below.

CONVERTIBLE SECURITIES AND DEBT SECURITIES

     The Fund may invest in convertible securities as set forth in the Prospectus. The common stock underlying convertible securities may be issued by a different entity than the issuer of the convertible securities. Convertible securities entitle the holder to receive interest payments paid on corporate debt securities or the dividend preference on a preferred stock until such time as the convertible security matures or is redeemed or until the holder elects to exercise the conversion privilege.

     The value of convertible securities is influenced by both the yield of non-convertible securities of comparable issuers and by the value of a convertible security viewed without regard to its conversion feature (i.e., strictly on the basis of its yield), sometimes referred to as its "investment value." The investment value of the convertible security will typically fluctuate inversely with changes in prevailing interest rates. However, at the same time, the convertible security will be influenced by its "conversion value," which is the market value of the underlying common stock that would be obtained if the convertible security were converted. Conversion value fluctuates directly with the price of the underlying common stock.

     By investing in convertible securities, the Fund obtains the right to benefit from the capital appreciation potential in the underlying stock upon exercise of the conversion right, while earning higher current income than would be available if the stock were purchased directly. In determining whether to purchase a convertible security, ICM will consider the same criteria that would be considered in purchasing the underlying stock.

     The Fund reserves the right to invest up to 20% of its assets in convertible and non-convertible debt securities, on an aggregated basis, which may be unrated or rated below investment grade, ratings lower than BBB by Standard & Poor's Rating Service ("S&P"), a division of McGraw-Hill Companies, Inc. or lower than Baa by Moody's Investors Services, Inc. ("Moody's"). With respect to non-convertible debt securities, the Fund may not invest more than 20% of its assets in non-convertible debt securities regardless of their rating. Lower-rated securities generally offer a higher current yield than that available for higher grade issues. However, lower-rated securities involve higher risks, in that they are especially subject to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes in the financial condition of the issues and to price fluctuations in response to changes in interest rates. During periods of economic downturn or rising interest rates, highly leveraged issues may experience financial stress which could adversely affect their ability to make payments of interest and principal and increase the possibility of default. In addition, the market for lower-rated debt securities has expanded rapidly in recent years, and its growth paralleled a long economic expansion. At times in recent years, the prices of many lower-rated debt securities declined substantially, reflecting an expectation that many issues of such securities might experience financial difficulties. As a result, the yields on lower-rated debt securities rose dramatically, but such higher yields did not reflect the value of the income stream that holders of such securities expected, but rather, the risk that holders of such securities could lose a substantial portion of their value as a result of issuers' financial restructuring or default. There can be no assurance that such declines will not recur. The market for lower-rated debt issues generally is smaller and less active than that for higher quality securities, which may limit the Fund's ability to sell such securities at fair value in response to changes in the economy or financial markets. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and prevailing levels of interest rates which generally increase the value of debt securities, while an increase in rates usually reduces the value of those securities.

RIGHTS AND WARRANTS

     As stated in the Prospectus, the Fund may purchase rights or warrants, which are privileges issued by corporations enabling owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. Subscription rights normally have a short life span to expiration. The purchase of a warrant involves the risk that the Fund could lose the purchase value of a warrant if the right to subscribe to additional shares is not exercised prior to the warrants expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price, such as when there is no movement in the level of the underlying security.

LENDING OF PORTFOLIO SECURITIES

     The Fund may lend its portfolio securities to registered brokers, dealers and other financial institutions, provided that such loans are continuously collateralized by cash or cash equivalents, which are maintained in an amount that is at least the market value of the loaned securities. The advantage of such loans is that the Fund continues to receive the income on the loaned securities while at the same time earning interest on the cash amounts deposited as collateral, which will be invested in short-term obligations. The Fund will not lend more than 25% of the value of its total assets. As with any extensions of credit, there are risks of delay in recovery and in some cases even loss of rights in the collateral should the borrower of the securities fail financially. However, these loans of portfolio securities will only be made to firms deemed by the Fund's management to be creditworthy. The creditworthiness of firms to which the Fund lends its portfolio securities will be monitored on an ongoing basis by ICM pursuant to procedures adopted and reviewed, on an ongoing basis, by the Board of Trustees of the Fund.

     When voting or consent rights which accompany loaned securities pass to the borrower, the Fund will follow the policy of calling the loaned securities, to be delivered within one day after notice, to permit the exercise of such rights if the matters involved would have a material effect on the Fund's investment in such loaned securities.

FOREIGN SECURITIES

     The Fund may invest up to 25% of its assets in foreign securities. Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial costs, generally are higher than for U.S. investments.

     Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers, brokers, and securities markets may be subject to less government supervision.

     Investing abroad also involves different political and economic risks. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic or social instability, military action or unrest, or adverse diplomatic developments. There can be no assurance that the Advisor will be able to anticipate or counter these potential events and their impacts on the Fund's share price.

     Subject to the 25% limitation on investments in foreign securities, the Fund may invest in securities of foreign issuers held by the Fund in the form of American Depositary Receipts ("ADRs"). ADRs are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution.

BORROWING

     The Fund is authorized to borrow money in amounts up to 5% of the value of its total assets at the time of such borrowing for temporary purposes, and is authorized to borrow money in excess of the 5% limit as permitted by the Investment Company Act of 1940, as amended (the "1940 Act"), to meet redemption requests. The Fund will not purchase securities while its borrowings exceed 5% of its total assets. The Fund has no intention of increasing its net income through borrowing. Any borrowing will be done from a bank with the required asset coverage of at least 300%. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, the Fund may be required to sell some of its holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at the time. The Fund may also be required to maintain average balances in connection with such borrowing or to pay a commitment or other fees to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

ILLIQUID AND RESTRICTED SECURITIES

     The Fund may not invest more than 15% of its net assets in illiquid securities, including (i) securities for which there is no readily available market; (ii) securities the disposition of which would be subject to legal restrictions (so-called "restricted securities"); and (iii) repurchase agreements having more than seven days to maturity. A considerable period of time may elapse between the Fund's decision to dispose of such securities and the time when the Fund is able to dispose of them, during which time the value of the securities could decline. Restricted securities do not include those which meet the requirements of Rule 144A of the Securities Act of 1933, as amended (the "Securities Act") and which the Trustees have determined to be liquid based on the applicable trading markets.

RULE 144A SECURITIES

     The Fund may purchase securities that have been privately placed but eligible for purchase and sale under Rule 144A under the Securities Act, which permits the Fund to sell restricted securities to qualified institutional buyers without limitation. ICM, pursuant to procedures adopted by the Trustees of the Fund, will make a determination as to the liquidity of each restricted security purchased by the Fund. In making this determination, ICM will consider the trading markets for the specified security and the following factors:
(1) the frequency of trades and price quotes for the security; (2) the number of dealers and other potential purchasers who have issued quotes on the security; (3) any dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades (the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). If a restricted security is determined to be "liquid," such security will not be included within the category "illiquid securities," which under current policy may not exceed 15% of the Fund's net assets.

SHORT SALES AGAINST THE BOX

     The Fund may sell securities "short against the box." While a short sale is the sale of a security that the Fund does not own, it is "against the box" if at all times when the short position is open the Fund owns an equal amount of securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities sold short.

     To secure its obligations to deliver the securities sold short, the Fund will deposit in escrow in a separate account with the Fund's custodian, an amount at least equal to the securities sold short or securities convertible into, or exchangeable for, the securities. The Fund may close out a short position by purchasing and delivering an equal amount of securities sold short, rather than by delivering securities already held by the Fund, because the Fund may want to continue to receive interest and dividend payments on securities in its portfolio that are convertible into the securities sold short.

HEDGING TRANSACTIONS

     The Fund may utilize techniques to manage risks associated with exposure to the effects of possible changes in security prices, or other factors that affect the value of its portfolio. These techniques such as buying and selling derivative securities such as options, futures contracts, or options on futures contracts, involve significant risks and may increase the volatility of the fund.

     Hedging Transactions may be utilized by the Fund solely for risk management purposes and not for speculation. The Fund does not intend to invest more than 5% of its total assets in hedging transactions.

OPTIONS ON SECURITIES AND INDICES

     The Fund may purchase and sell put and call options on securities, indexes or foreign currencies in standardized contracts traded on recognized securities exchanges, boards of trade, or similar entities, or quoted on the Nasdaq National Market. An option on a security (or index) is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from
(call) or sell to (put) the seller (writer) of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option (normally not exceeding nine months). The writer of an option on an individual security or on a foreign currency has the obligation upon exercise of the option to deliver the underlying security or foreign currency upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security or foreign currency. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. (An index is designed to reflect specified facets of a particular financial or securities market, a specific group of financial instruments or securities, or certain economic indicators.)

     The Fund may write covered call and put options on certain portfolio securities, provided that (i) options may not be written on more than 25% of the aggregate market value of any single portfolio security, and (ii) no more than 5% of the Fund's total assets may be utilized in any one or more of such transactions. For example, in the case of a call option on a security, the option is "covered" if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount are held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio.

     If an option written by the Fund expires, the Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by the Fund expires, the Fund realizes a capital loss equal to the premium paid.

     Prior to the earlier of exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price, and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Fund desires.

     The Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

     To hedge against changes in securities prices or currency exchange rates, the Fund may purchase and sell various kinds of futures contracts, and purchase and write (sell) call and put options on any of such futures contracts. Futures options possess many of the same characteristics as options on securities and indexes discussed above. A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. The Fund may enter into closing purchase and sale transactions with respect to any of such contracts and options. The futures contracts may be based on various securities (such as U.S. Government securities), securities indices, foreign currencies and other financial instruments and indices. The Fund will only engage in futures and related options transactions that are standardized and traded on U.S. exchanges or boards of trade that are licensed and regulated by the Commodity Futures Trading Commission (the "CFTC") or on foreign exchanges.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

     The Fund may enter into forward foreign currency exchange contracts in an effort to reduce the level of volatility caused by changes in foreign currency exchange rates. The Fund may not enter into these contracts for speculative purposes. A forward currency exchange contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of contract. The Fund will segregate cash or liquid securities to cover its obligation to purchase foreign currency under a forward foreign currency contract. Although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of such currency increase.

REPURCHASE AGREEMENTS

     When cash may be available for only a few days, it may be invested by the Fund in repurchase agreements until such time as it may otherwise be invested or used for payments of obligations of the Fund. These agreements, which may be viewed as a type of secured lending by the Fund, typically involve the acquisition by the Fund of securities from a selling financial institution such as a bank, savings and loan association or broker-dealer. The agreement provides that the Fund will sell back to the institution, and that the institution will repurchase, the underlying security ("collateral") at a specified price and at a fixed time in the future, usually not more than seven days from the date of purchase. The collateral will be maintained in a segregated account and will be marked to market daily to determine that the value of the collateral, as specified in the agreement, does not decrease below the purchase price plus accrued interest. If such decrease occurs, additional collateral will be requested and, when received, added to the account to maintain full collateralization. The Fund will accrue interest from the institution until the time when the repurchase is to occur. Although such date is deemed by the Fund to be the maturity date of a repurchase agreement, the maturities of the collateral are not subject to any limits.

     While repurchase agreements involve certain risks not associated with direct investments in debt securities, the Fund follows procedures designed to minimize such risks. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose financial condition will be continually monitored by ICM subject to procedures established by the Board of Trustees. In addition, as described above, the value of the collateral underlying the repurchase agreement will be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the Fund will seek to liquidate such collateral. However, the exercising of the Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. It is the current policy of the Fund not to invest in repurchase agreements that do not mature within seven days of any such investment, together with any other illiquid assets held by the Fund, which amount to more than 15% of its net assets.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

     From time to time the Fund may purchase securities on a when-issued or delayed delivery basis or may purchase or sell securities on a forward commitment basis. When such transactions are negotiated, the price is fixed at the time of the commitment, but delivery and payment can take place a month or more after the date of commitment. The Fund makes such commitments only with the intention of actually acquiring the securities, but may sell the securities before settlement if the Advisor deems it advisable. The securities so purchased or sold are subject to market fluctuation and no interest or dividends accrue to the purchaser prior to the settlement date. At the time the Fund makes the commitment to purchase or sell securities on a when-issued or delayed delivery basis, it will record the transaction and thereafter reflect the value, each day, of such security purchased, or, if a sale, the proceeds to be received, in determining its net asset value. At the time of delivery of the securities, their value may be more or less than the purchase or sale price. The Fund will establish a segregated account in which it will continually maintain cash or cash equivalents or other high grade debt portfolio securities on a when-issued or delayed delivery basis.

WHEN, AS AND IF ISSUED SECURITIES

     The Fund may purchase securities on a "when, as and if issued" basis under which the issuance of the security depends upon the occurrence of a subsequent event, such as approval of a merger, corporate reorganization or debt restructuring. The commitment for the purchase of any such security will not be recognized in the portfolio of the Fund until the Adviser determines that issuance of the security is probable. At such time, the Fund will record the transaction and, in determining its net asset value, will reflect the value of the security daily. At such time, the Fund will also establish a segregated account in which it will maintain in cash or cash equivalents on other high grade debt portfolio securities equal in value to recognized commitments for such securities.



                             INVESTMENT RESTRICTIONS

FUNDAMENTAL RESTRICTIONS. The Fund has adopted the following fundamental investment restrictions which may not be changed without the approval of the Fund's shareholders.

     The Fund may not:

     (1) Invest more than 25% of its total assets in any one industry (securities issued or guaranteed by the United States Government, its agencies or instrumentalities are not considered to represent industries);

     (2) With respect to 75% of the Fund's assets, invest more than 5% of the Fund's assets (taken at market value at the time of purchase) in the outstanding securities of any single issuer or own more than 10% of the outstanding voting securities of any one issuer, in each case other than securities issued or guaranteed by the United States Government, its agencies or instrumentalities;

     (3) Borrow money except that the Fund may (i) borrow money for temporary purposes in amounts not exceeding 5% of its total assets and (ii) borrow money for the purpose of meeting redemption requests, in amounts (when aggregated with amounts borrowed under clause (i)) not exceeding 33 1/3% of its total assets;

     (4) Pledge, mortgage or hypothecate its assets other than to secure borrowings permitted by restriction 3 above (collateral arrangements with respect to margin requirements for options and futures transactions are not deemed to be pledges or hypothecations for this purpose);

     (5) Make loans of securities to other persons in excess of 25% of the Fund's total assets, provided the Fund may invest without limitation in short-term debt obligations (including repurchase agreements) and publicly distributed debt obligations;

     (6) Underwrite securities of other issuers, except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933, as amended, in selling portfolio securities;

     (7) Purchase or sell real estate or any interest therein, including interests in real estate limited partnerships, except securities issued by companies (including real estate investment trusts) that invest in real estate or interests therein;

     (8) Purchase securities on margin, except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities, but the Fund may make the margin deposits in connection with transactions in options, futures and options on futures;

     (9) Invest in commodities or commodity futures contracts, provided that this limitation shall not prohibit the purchase or sale by the Fund or forward foreign currency exchange contracts, financial futures contracts and options on financial futures contracts, and options on securities and on securities, foreign currencies and on securities indices, as permitted by applicable law; or

     (10) Issue any senior securities, except as permitted by the 1940 Act.

NON-FUNDAMENTAL INVESTMENT RESTRICTIONS. The following restrictions have been designated as non-fundamental and may be changed by a vote of the Trust's Board of Trustees without the approval of shareholders.

     The Fund may not:

     (1) Sell securities short, except transactions involving selling securities short "against the box";

     (2)  Make investments for the purpose of exercising control or management;

     (3) Invest more than 15% of its net assets (taken at market value at the time of purchase) in illiquid securities which cannot be readily resold because of legal or contractual restrictions; or

     (4) Invest in other investment companies except as permitted under the 1940 Act.

     If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of the Fund's investments will not constitute a violation of such limitation, except that any borrowing by the Fund that exceeds the fundamental investment limitations stated above must be reduced to meet such limitations within the period required by the 1940 Act (currently three days). Otherwise, the Fund may continue to hold a security even though it causes the Fund to exceed a percentage limitation because of fluctuation in the value of the Fund's assets.



                             MANAGEMENT OF THE FUND

     The Fund is a series of the Trust, an open-end management investment company offering redeemable shares of beneficial interest. The Trust's Board of Trustees provides broad supervision over the affairs of the Fund and the Trust. The officers of the Trust are responsible for the Fund's operations. The Trustees and executive officers of the Trust are listed below, together with their principal occupations during the past five years. An asterisk indicates those Trustees who are interested persons of the Trust within the meaning of the 1940 Act.

NAME, POSITION WITH THE FUND
AND ADDRESS                          PRINCIPAL OCCUPATION DURING LAST FIVE YEARS

Warren J. Isabelle, CFA*             Senior Vice President and head of
Trustee and President                Domestic Equity Management, Pioneer
One Financial Center                 Mutual Funds June 1984 to January
Boston, MA 02110                     1997; Senior Vice President and Chief
                                     Investment Officer of Equities at
                                     Keystone Investment Management Company,
                                     February 1997 through May 1997.


Richard L. Droster*                  Director of Institutional Marketing,
Trustee, Vice-President              Heartland Advisors, Inc. (Investment
and Treasurer                        Advisor) since 1992.
One Financial Center
Boston, MA 02110

Joseph F. Mazzella, Trustee*      Partner, Lane Altman & Owens LLP (attorneys)
101 Federal Street                since 1985; Director, Alliant Techsystems,
Boston, MA 02110                  Inc. (defense contractor) since 1994;
                                  Director, Paragon Acquisition Company
                                  (investments) since 1996.

Gary S. Saks                      Client Service Representative and New
Secretary                         Accounts Assistant Manager, Furman Selz Prime
One Financial Center              Brokerage Department (brokerage) December
Boston, MA 02110                  1993 to July 1995; Consultant, Air Travelers
                                  Service Corporation January 1997 to September
                                  1997; Consultant, Dorchester Tire Service
                                  January 1996 to December 1996.


COMPENSATION OF OFFICERS AND TRUSTEES

     The Trust pays no salaries or compensation to any of its officers. The Fund will pay an annual trustee's fee to each Trustee who is not affiliated with ICM or FDDI consisting of a $[ ] retainer plus $[ ] per meeting attended.

                               INVESTMENT ADVISER

     IronWood Capital Management, LLC ("ICM" or "Adviser") a Massachusetts limited liability company, whose address is One Financial Center, Boston, Massachusetts 02111, is the Fund's investment adviser. ICM was formed on August 15, 1997. Mr. Warren J. Isabelle, President of ICM and Mr. Richard L. Droster, Vice-President and Director of ICM are the controlling principals of ICM and are officers and trustees of the Trust.

     The Trust, with respect to the Fund, has contracted with ICM, to act as its investment adviser. A description of the services provided to the Fund under the advisory contract (the "Advisory Agreement") and the expenses paid by the Fund under such contract is set forth in the Prospectus under the caption "Management of the Fund."

     Under the terms of the Advisory Agreement, ICM is responsible for supervising the investment activities of the Fund and is authorized in its discretion to determine the securities to be purchased, sold or otherwise disposed of by the Fund. ICM is responsible for all the expenses related to its services for the Fund. Expenses not expressly assumed by ICM will be paid by the Fund. The Adviser has undertaken to limit expenses to 1.95% of the average net assets annually for Investment Class Shares and 1.70% of the average net assets annually for Institutional Class Shares. The expenses borne by the Fund include, but are not limited to: expenses of the Plan of Distribution pursuant to Rule 12b-1 (see "The Distributor"); charges and expenses of any administrator, registrar, custodian, stock transfer and dividend disbursing agent; brokerage commissions; taxes; registration costs of the Fund and its shares under federal and state securities laws; the cost and expense of printing, including typesetting, and distributing Prospectuses and Statements of Additional Information of the Fund and supplements thereto to the Fund's shareholders; all expenses of shareholders' and Trustees' meetings and of preparing, printing and mailing of proxy statements and reports to shareholders; fees and travel expenses of Trustees or members of any advisory board or committee who are not employees of ICM or any corporate affiliate of ICM; all expenses incident to any dividend, withdrawal or redemption options; charges and expenses of any outside service used for pricing of the Fund's shares; fees and expenses of legal counsel, including counsel to the Trustees who are not interested persons of the Fund or of ICM (not including compensation or expenses of attorneys who are employees of the Adviser) and independent accountants; membership dues of industry associations; interest on Fund borrowings; postage; insurance premiums on property or personnel (including officers and Trustees) of the Fund which inure to its benefit; extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification relating thereto); and all other costs of the Fund's operation.

 The Advisory Agreement will continue in effect for a period of two years from the effective date and is renewable annually by the vote of a majority of the Board of Trustees of the Trust (including a majority of the Board of Trustees who are not parties to the contract or interested persons of any such parties). The vote must be cast in person at a meeting called for the purpose of voting on such renewal. This contract terminates if assigned and may be terminated without penalty by either party upon sixty days' written notice, by vote of the Board of Trustees or a majority of its outstanding voting securities. Pursuant to the contract, ICM will not be liable for any error of judgment or mistake of law or for any loss sustained by reason of the adoption of any investment policy or the purchase, sale or retention of any securities on the recommendation of ICM. ICM, however, is not protected against liability by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under the respective management contract.

     As compensation for its management services and expenses incurred, ICM is entitled to a management fee from the Fund at the rate of 1.00% per annum of the Fund's average daily net assets. The fee is computed and accounted for daily and paid monthly.

                                DISTRIBUTION PLAN


     The Trust, on behalf of the Fund, has adopted a plan of distribution pursuant to Rule 12b-1 under the 1940 Act with respect to the Investment Class Shares of the Fund (the "Plan"). Pursuant to the Plan, the Fund uses its assets to finance activities relating to the distribution of Investment Class Shares to investors and provision of certain shareholder services. Certain categories of such expenditures have been approved by the Board of Trustees and are set forth in the Prospectus. See "Distribution Plan" in the Prospectus. The expenses of the Fund pursuant to the Plan are accrued on a fiscal year basis and may not exceed the annual rate of .25% of the Fund's average annual net assets attributable to Investment Class Shares.

     GENERAL. In accordance with the terms of the Plan, FDDI provides to the Trust for review by the Trustees a quarterly written report of the amounts expended under the Plan and the purpose for which such expenditures were made.

     No interested person of the Trust, nor any Trustee of the Trust who is not an interested person of the Trust, has any direct or indirect financial interest in the operation of the Plan.

     The Plan was adopted by a majority vote of the Board of Trustees, including all of the Trustees who are not, and were not at the time they voted, interested persons of the Trust, as defined in the 1940 Act (none of whom had or have any direct or indirect financial interest in the operation of the Plan), cast in person at a meeting called for the purpose of voting on the Plan. In approving the Plan, the Trustees identified and considered a number of potential benefits which the Plan may provide. The Board of Trustees believes that there is a reasonable likelihood that the Plan will benefit the Fund and its future shareholders. Under its terms, the Plan remains in effect from year to year provided such continuance is approved annually by vote of the Trustees in the manner described above. The Plan may not be amended to increase materially the annual percentage limitation of average net assets which may be spent for the services described therein without approval of the shareholders of the Fund affected thereby, and material amendments of the Plan must also be approved by the Trustees in the manner described above. The Plan may be terminated at any time, without payment of any penalty, by vote of the majority of the Trustees who are not interested persons of the Trust and have no direct or indirect financial interest in the operations of the Plan, or by a vote of a majority of the outstanding voting securities of the Investment Class (as defined in the 1940 Act). The Plan will automatically terminate in the event of its assignment (as defined in the 1940 Act).

                                  ADMINISTRATOR

     The Trust has entered into an administration agreement ("Administration Agreement") with Investor Services Group, a subsidiary of First Data Corporation, 53 State Street, Boston, Massachusetts 02109. Investor Services Group furnishes the Trust clerical help and accounting, data processing, internal auditing and legal services and certain other services required by the Trust, prepares reports to the Fund's shareholders, tax returns, reports to and filings with SEC and state Blue Sky authorities, and generally assists in all aspects of the Trust's operations, other than providing investment advice. As compensation for its services under the Administration Agreement, Investor Services is entitled to receive a fee at the annual rate of _____% of average daily net assets.


                                 TRANSFER AGENT

     The Trust, on behalf of the Fund, has also contracted with Investor Services Group, to act as transfer and dividend disbursing agent for the Trust. Pursuant to the transfer agency agreement (the "Transfer Agency Agreement") Investor Services Group: (i) issues and redeems Shares of the Fund; (ii) addresses and mails all communications by the Fund to its record owners, including reports to shareholders, dividend and distribution notices and proxy materials for its meetings of shareholders; (iii) maintains shareholder accounts; (iv) responds to correspondence by shareholders of the Fund; and (v) makes periodic reports to the Board of Trustees concerning the operations of the Trust.

                                    CUSTODIAN

     ____________________ (the "Custodian") is the custodian of the Fund's assets. The Custodian's responsibilities include safekeeping and controlling the Fund's cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on each Fund's investments. The Custodian does not determine the investment policies of the Fund or decide which securities the Fund will buy or sell. The Fund may, however, invest in securities, including repurchase agreements, issued by the Custodian and may deal with the Custodian as a principal in securities transactions. Portfolio securities may be deposited into the Federal Reserve-Treasury Department Book Entry System or the Depository Trust Company.

                                   DISTRIBUTOR

     FDDI, a subsidiary of Investor Services Group, serves as the distributor for the Trust pursuant to a distribution agreement which is renewable annually. Investment Class Shares and Institutional Class Shares are sold on a continuous basis by FDDI as agent, although FDDI is not obligated to sell any particular amount of shares. FDDI's principal offices are located at 4400 Computer Drive, Westborough, Massachusetts.

                         INDEPENDENT PUBLIC ACCOUNTANTS

     Arthur Andersen LLP, located at 225 Franklin Street, Boston, Massachusetts 02110-2812, is the Trust's independent public accountant, providing audit services, tax return review, and assistance and consultation with respect to the preparation of filings with the SEC.



                             PURCHASE OF FUND SHARES

     The following information supplements and should be read in conjunction with the section in the Fund's Prospectus entitled "How to Purchase Fund Shares."

     TRANSACTIONS THROUGH SECURITIES DEALERS. Fund shares may be purchased and redeemed through securities dealers which may charge a nominal transaction fee for such services. Some dealers will place the Fund's shares in an account with their firm. Dealers also may require that the customer invest more than the minimum investment, that the customer not request redemption checks to be issued in the customer's name, fractional shares not be purchased, or other conditions.

     There is no sales or service charge to individual investors by the Fund or by FDDI, although investment dealers, banks and other institutions may make reasonable charges to investors for their services. The services provided and the applicable fees are established by each dealer or other institution acting independently of the Fund. The Fund has been given to understand that these fees may be charged for customer services including, but not limited to, same-day investment of client funds; same-day access to client funds; advice to customers about the status of their accounts, yield currently being paid or income earned to date; provision of periodic account statements showing security and money market positions; other services available from the dealer, bank or other institution; and assistance with inquiries related to their investment. Any such fees will be deducted from the investor's account monthly and on smaller accounts could constitute a substantial portion of the distribution. Small, inactive, long-term accounts involving monthly service charges may not be in the best interest of investors. Investors should be aware that they may purchase shares of the Fund directly from the Fund through FDDI without imposition of any maintenance or service charges, other than those already described herein. In some states, banks or other financial institutions effecting transactions in Fund shares may be required to register as dealers pursuant to state law.

     RETIREMENT PLANS. Shares of the Fund may be purchased in connection with various types of tax deferred retirement plan, including individual retirement accounts ("IRAs"), qualified plans, deferred compensation for public schools and charitable organizations (403(b) plans) and simplified employee pension IRAs. An individual or organization considering the establishment of a retirement plan should consult with an attorney and/or accountant with respect to the terms and tax aspects of the plan.


                            REDEMPTION OF FUND SHARES

     The following information supplements and should be read in conjunction with the section in the Fund's Prospectus entitled "How to Redeem Fund Shares."

     WIRE REDEMPTION PRIVILEGE. By using this Privilege, the investor authorizes Investor Services Group (the "Transfer Agent") to act on wire or telephone redemption instructions from any person representing himself or herself to be the investor, and reasonably believed by the Transfer Agent to be genuine. Ordinarily, the Fund will initiate payment for shares redeemed pursuant to this Privilege on the next business day after receipt if the Transfer Agent receives the redemption request in proper form. Redemption proceeds ($1,000 minimum) will be transferred by Federal Reserve wire only to the commercial bank account specified by the investor on the Account Application or Shareholder Services Form, or to a correspondent bank if the investor's bank is not a member of the Federal Reserve System. The Transfer Agent will deduct a wire redemption fee of $____________ from the principal in the investor's account. Immediate notification by the correspondent bank to the investor's bank is necessary to avoid a delay in crediting the funds to the investor's bank account.

     SIGNATURES. Written redemption requests must be signed by each shareholder, including each holder of a joint account. You must provide a signature guarantee if: (1) you are redeeming shares worth more than $50,000, (2) you are requesting that the proceeds check be made out to someone other than the registered owners or be sent to an address other than the record address, (3) the account registration has changed within the last 30 days or (4) you are instructing us to wire the proceeds to a bank account not designated on the application. The Transfer Agent has adopted standards and procedures pursuant to which signature guarantees in proper form generally will be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program, the Securities Transfer Agents Medallion Program and the Stock Exchanges Medallion Program. Guarantees must be signed by an authorized signatory of the guarantor and "Signature Guaranteed" must appear with the signature. The Transfer Agent may request additional documentation from corporations, executors, administrators, trustees or guardians, and may accept other suitable verification arrangements from foreign investors, such as consular verification. For more information with respect to signature guarantees, please call the telephone number listed on the cover.

     REDEMPTION COMMITMENT. Under ordinary circumstances, the Fund intends to pay all redemption requests in cash. However, the Fund has committed itself to pay in cash all redemption requests by any shareholder of record, limited in amount during any 90-day period to the lesser of $250,000 or 1% of the value of the Fund's net assets at the beginning of such period. Such commitment is irrevocable without the prior approval of the SEC. In the case of requests for redemption in excess of such amount, the Board of Trustees reserve the right to make payments in whole or in part in securities or other assets in case of an emergency or any time a cash distribution would impair the liquidity of the Fund to the detriment of the existing shareholders. In such event, the securities would be readily marketable, to the extent available, and would be valued in the same manner as the Fund's investment securities are valued. If the recipient sold such securities, brokerage charges would be incurred.

     SUSPENSION OF REDEMPTIONS. The right of redemption may be suspended or the date of payment postponed (a) during any period when the New York Stock Exchange is closed (other than customary weekend and holiday closings), (b) when trading in the markets the Fund ordinarily utilizes is restricted, or when an emergency exists as determined by the SEC so that disposal of the Fund's investments or determination of its net asset value is not reasonably practicable, or (c) for such other periods as the SEC by order may permit to protect the Fund's shareholders.



                             PORTFOLIO TRANSACTIONS

     As of the date of this Statement of Additional Information, the Advisor does not currently have any clients other than the Fund, but anticipates privately managing investment portfolios for individuals, partnerships, corporations, and other institutional investors.

     All orders for the purchase or sale of portfolio securities are placed on behalf of the Fund by ICM pursuant to authority contained in the Fund's Advisory Agreement. In selecting brokers or dealers, ICM will consider various relevant factors, including, but not limited to, the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the dealer; the dealer's execution services rendered on a continuing basis; and the reasonableness of any dealer spreads.

     In those instances where it is reasonably determined that more than one broker-dealer can offer the most favorable price and execution available, ICM may select broker-dealers which provide brokerage and/or research services to the Fund. The research received from broker-dealers may be useful to ICM in rendering investment management services to the Trust, although not all such research may be useful to the Fund. The receipt of such research has not reduced ICM's normal independent research activities; however, it enables ICM to avoid the additional expenses which might otherwise be incurred if it were to attempt to develop comparable information through its own staff. If ICM determines in good faith that the amount of commissions charged by a broker-dealer is reasonable in relation to the value of the brokerage and research services provided by such broker, the Fund may pay a higher commission to such broker-dealer than would be the case if no weight were given to the furnishing of these supplemental services. Such supplemental services may include advice concerning the value of securities; the advisability of investing in, purchasing or selling securities, the availability of securities or the purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). ICM maintains a listing of broker-dealers who provide such services on a regular basis. However, because it is anticipated that many transactions on behalf of the Fund are placed with broker-dealers (including broker-dealers on the listing) without regard to the furnishing of such services, it is not possible to estimate the proportion of such transactions directed to such dealers solely because such services were provided.

     Portfolio transactions may be placed with broker-dealers who sell shares of the Fund subject to rules adopted by the National Association of Securities Dealers. This policy does not imply a commitment to execute all portfolio transactions through all broker-dealers that sell shares of the Fund.

     The Trustees periodically review ICM's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the Trust.

     Investment decisions for the Fund are made independently from those of other client accounts which may be managed by the Adviser. It is possible that at times identical securities will be held by more than one fund and/or account. However, positions in the same issue may vary and the length of time that any fund or account may choose to hold its investment in the same issue may likewise vary. To the extent that the Fund or a private account managed by ICM may not be able to acquire as large a position in such security as it desires, it may have to pay a higher price for the security. Similarly, a Fund may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if ICM decides to sell on behalf of another account the same portfolio security at the same time. On the other hand, if the same securities are bought or sold at the same time by more than one Fund or account, the resulting participation in volume transactions could produce better executions for the Fund or the account. In the event more than one account purchases or sells the same security on a given date, each day's transactions in such security will be allocated between the Fund and all such client accounts in a manner deemed equitable by the Advisor, taking into account the respective sizes of the accounts and the amount being purchased or sold.


                                      TAXES

     It is the Fund's policy to meet the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), for qualification as a regulated investment company. These requirements relate to the sources of the Fund's income, the diversification of its assets and the distribution of its income to shareholders. If the Fund meets all such requirements and distributes to its shareholders, in accordance with the Code's timing requirements, all investment company taxable income and net capital gain, if any, which it earns, the Fund will be relieved of the necessity of paying federal income tax.

     In order to qualify as a regulated investment company under Subchapter M, the Fund must, among other things, derive at least 90% of its annual gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including gains from options, futures and forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "90% income test"); and satisfy certain annual distribution and quarterly diversification requirements. Tax diversification may limit the Fund's investment composition so that at least 50% of the Fund's total assets consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and other securities. Other securities are limited with respect to any one issuer to an amount that does not exceed 5% of the value of the Fund's total assets and 10% of the issuer's outstanding voting securities; and, in addition, no more than 25% of the value on the Fund's total assets can be invested in a single issuer (other than U.S. Government securities or securities of other RICs). Changes to the Federal tax law repealed the 30% limit on gains from securities held for less than 3 months (the 30% test") for tax years beginning after August 5, 1997. The Fund may however, continue to observe the restriction until such time as certain state taxing authorities adopt the new federal provisions.

     Dividends from investment company taxable income, which includes net investment income, net short-term capital gain in excess of net long-term capital loss, and certain net foreign exchange gains, are taxable as ordinary income, whether received in cash or reinvested in additional shares. Dividends from net long-term capital gain in excess of net short-term capital loss, if any, whether received in cash or reinvested in additional shares, are taxable to a Fund's shareholders as long-term capital gains for federal income tax purposes without regard to the length of time shares of the Fund have been held. Recently enacted federal legislation provides for additional categories of net capital gain to be reported to shareholders each year beginning in 1997. Shareholders who receive annual 1099-DIV information from the Fund will also be provided with information with respect to the amount of 28% and 20% capital gain that is included in the capital gain divided paid to shareholders during the year. The federal income tax status of all distributions will be reported to shareholders annually.

     A 4% excise tax will be imposed on the excess, if any, of the Fund's "required distribution" over the amount distributed within the calendar year. The "required distribution" is defined generally as 98% of the Fund's ordinary income earned during the calendar year; and 98% of capital gain net income for the one year period ending October 31 (or December 31 if any election is made). The required distribution also includes 100% of any undistributed amount from prior years. The Fund generally expects to make distributions sufficient to avoid the imposition of an excise tax. Any dividend declared by a Fund in October, November or December as of a record date in such a month and paid during the following January will be treated for federal income tax purposes as received by shareholders on December 31 of the calendar year in which it is declared.

     Foreign exchange gains and losses realized by the Fund in connection with certain transactions involving foreign currency-denominated debt securities, certain options and futures contracts relating to foreign currency, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income and losses and may affect the amount, timing and character of distributions to shareholders. Any such transactions that are not directly related to the Fund's investments in stock or securities certain tax qualification requirements may need to be limited in order to enable the Fund to satisfy. If the net foreign exchange loss for a year were to exceed the Fund's investment company taxable income (computed without regard to such loss), the resulting ordinary loss for such year would not be deductible by the Fund or its shareholders in future years.

     If the Fund acquires any equity interest (under proposed regulations, generally including not only stock but also an option to acquire stock) in certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, rents, royalties or capital gain) or hold at least 50% of their assets in investments producing such passive income ("passive foreign investment companies"), the Fund could be subject to federal income tax and additional interest charges on "excess distributions" received from such companies or gain from the sale of stock in such companies, even if all income or gain actually received by the Fund is timely distributed to its shareholders. The Fund would not be able to pass through to its shareholders any credit or deduction for such a tax. Certain elections may, if available, ameliorate these adverse tax consequences, but any such election would require the electing Fund to recognize taxable income or gain without the concurrent receipt of cash. The Fund may limit and/or manage its holdings in passive foreign investment companies to minimize its tax liability or maximize its return from these investments.

     If the Fund invests in certain pay-in-kind securities ("PIKs"), zero coupon securities, deferred interest securities or, in general, any other securities with original issue discount (or with market discount if the Fund elects to include market discount in income currently), the Fund must accrue income on such investments for each taxable year, which generally will be prior to the receipt of the corresponding cash payments. However, the Fund must distribute, at least annually, all or substantially all of its net income, including such accrued income, to shareholders to qualify as a regulated investment company under the Code and avoid to federal income and excise taxes. Therefore, the Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to satisfy distribution requirements.

     For federal income tax purposes, the Fund is permitted to carry forward a net capital loss for any year to offset its own capital gains, if any, during the eight years following the year of the loss. To the extent subsequent capital gains are offset by such losses, they would not result in federal income tax liability to the Fund and therefore are not expected to be distributed as such to shareholders.

     At the time of an investor's purchase of Fund shares, a portion of the purchase price may be attributable to realized or unrealized appreciation in the Fund's portfolio or undistributed taxable income of the Fund. Consequently, subsequent distributions on these shares from such appreciation or income may be taxable to such investor even if the net asset value of the investor's shares is, as a result of the distributions, reduced below the investor's cost for such shares and the distributions economically represent a return of a portion of the investment.

     Redemptions and exchanges are taxable events. Any loss realized by a shareholder upon the redemption, exchange or other disposition of shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain with respect to such shares.

     Options written or purchased and futures contracts entered into by the Fund on certain securities, indices and foreign currencies, as well as certain foreign currency forward contracts, may cause the Fund to recognize gains or losses from marking-to-market at the end of its taxable year even though such options may not have lapsed, been closed out, or exercised or such futures or forward contracts may not have been performed or closed out. The tax rules applicable to these contracts may affect the characterization as long-term or short-term of some capital gains and losses realized by a Fund. Certain options, futures and forward contracts relating to foreign currency may be subject to
Section 988, as described above, and may accordingly produce ordinary income or loss. Losses on certain options, futures or forward contracts and/or offsetting positions (portfolio securities or other positions with respect to which the Fund's risk of loss is substantially diminished by one or more options, futures or forward contracts) may also be deferred under the tax straddle rules of the Code, which may also affect the characterization of capital gains or losses from straddle positions and certain successor positions as long-term or short-term. Certain tax elections may be available that would enable a Fund to ameliorate some adverse effects of the tax rules described in this paragraph. The tax rules applicable to options, futures or forward contracts and straddles may affect the amount, timing and character of the Fund's income and losses and hence of its distributions to shareholders.

     For purposes of the 70% dividends-received deduction generally available to corporations under the Code, dividends received by the Fund from U.S. domestic corporations in respect of any share of stock with a tax holding period of at least 46 days (91 days in the case of certain preferred stock) held in an unleveraged position and distributed and designated by the Fund may be treated as qualifying dividends. Any corporate shareholder should consult its tax advisor regarding the possibility that its tax basis in its shares may be reduced, for federal income tax purposes, by reason of "extraordinary dividends" received with respect to the shares. In order to qualify for the deduction, corporate shareholders must meet the minimum holding period requirement stated above with respect to their Fund shares, taking into account any holding period reductions from certain hedging or other transactions or positions that diminish their risk of loss with respect to their Fund shares, and, if they borrow to acquire Fund shares, they may be denied a portion of the dividends-received deduction. The entire qualifying dividend, including the otherwise deductible amount, will be included in determining the excess (if any) of a corporation's adjusted current earnings over its alternative minimum taxable income, which may increase a corporation's alternative minimum tax liability.

     The Fund may be subject to withholding and other taxes imposed by foreign countries, including taxes on interest, dividends and capital gains, with respect to its investments, if any, in those countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes in some cases. The Fund does not expect to satisfy the requirements for passing through to its shareholders their pro rata shares of qualified foreign taxes paid by the Fund, with the result that shareholders will not include such taxes in their gross incomes and will not be entitled to a tax deduction or credit for such taxes on their own tax returns.

     Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions, and certain prohibited transactions, is accorded to accounts maintained as qualified retirement plans. Shareholders should consult their tax advisers for more information.

     Federal law requires that each Fund withhold (as "backup withholding") 31% of reportable payments, including dividends, capital gain dividends and the proceeds of redemptions (including exchanges) and repurchases to shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement, shareholders must certify on their Account Applications, or on separate IRS Forms W-9, that the Social Security Number or other Taxpayer Identification Number they provide is their correct number and that they are not currently subject to backup withholding, or that they are exempt from backup withholding. A Fund may nevertheless be required to withhold if it receives notice from the IRS or a broker that the number provided is incorrect or backup withholding is applicable as a result of previous under reporting of interest or dividend income.

     If, as anticipated, the Fund qualifies as a regulated investment company under the Code, it will not be required to pay any Massachusetts income, corporate excise or franchise taxes.

     The description of certain federal tax provisions above relates only to U.S. federal income tax consequences for shareholders who are U.S. persons, i.e. U.S. citizens or residents or U.S. corporations, partnerships, trusts or estates, and who are subject to U.S. federal income tax. This description does not address the special tax rules that may be applicable to particular types of investors, such as financial institutions, insurance companies, securities dealers, or tax-exempt or tax-deferred plans, accounts or entities. Investors other than U.S. persons may be subject to different U.S. tax treatment, including a possible 30% non-resident alien U.S. withholding tax (or non-resident alien withholding tax at a lower treaty rate) on amounts treated as ordinary dividends from a Fund and, unless an effective IRS Form W-8 or authorized substitute for Form W-8 is on file, to 31% backup withholding on certain other payments from such Fund. Shareholders should consult their own tax advisers on these matters and on state, local and other applicable tax laws.

                              DESCRIPTION OF SHARES

     The Trust's Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of full and fractional shares of beneficial interest which may be divided into such separate series as the Trustees may establish. Currently, the Trust consists of only one series. The Trustees may, however, establish additional series of shares, and may divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the Trust. The Declaration of Trust further authorizes the Trustees to classify or reclassify any series of the shares into one or more classes. Pursuant thereto, the Trustees have authorized the issuance of two classes of shares of the Fund designated as, Investment Class Shares and Institutional Class Shares. Each share of a class of the Fund represents an equal proportionate interest in the assets of the Fund allocable to that class. Upon liquidation of the Trust, shareholders of each class of a Fund are entitled to share pro rata in the Fund's net assets allocable to such class available for distribution to shareholders. The Trust reserves the right to create and issue additional series or classes of shares, in which case the shares of each class of a series would participate equally in the earnings, dividends and assets allocable to that class of the particular series.

     Rule 18f-2 under the Act provides that any matter required to be submitted by the provisions of the Act or applicable state law, or otherwise, to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each class or series affected by such matter. Rule 18f-2 further provides that a class or series shall be deemed to be affected by a matter unless the interests of each class or series in the matter are substantially identical or the matter does not affect any interest of such class or series. However, Rule 18f-2 exempts the selection of independent public accountants, the approval of principal distribution contracts and the election of trustees from the separate voting requirements of Rule 18f-2.

     The Trust is not required to hold annual meetings of shareholders and does not intend to hold such meetings. In the event that a meeting of shareholders is held, each share of the Trust will be entitled, as determined by the Trustees, either to one vote for each share or to one vote for each dollar of net asset value represented by such shares on all matters presented to shareholders including the elections of Trustees (this method of voting being referred to as "dollar based voting"). However, to the extent required by the Act or otherwise determined by the Trustees, series and classes of the Trust will vote separately from each other. Shareholders of the Trust do not have cumulative voting rights in the election of Trustees. Meetings of shareholders of the Trust, or any series or class thereof, may be called by the Trustees, certain officers or upon the written request of holders of 10% or more of the shares entitled to vote at such meetings. The shareholders of the Trust will have voting rights only with respect to the limited number of matters specified in the Declaration of Trust and such other matters as the Trustees may determine or may be required by law.

     The Declaration of Trust provides for indemnification of Trustees and officers of the Trust unless the recipient is adjudicated (i) to be liable by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office or (ii) not to have acted in good faith in the reasonable belief that such person's actions were in the best interest of the Trust. The Declaration of Trust provides that, if any shareholder or former shareholder of any series is held personally liable solely by reason of being or having been a shareholder and not because of the shareholder's acts or omissions or for some other reason, the shareholder or former shareholder (or heirs, executors, administrators, legal representatives or general successors) shall be held harmless from and indemnified against all loss and expense arising from such liability.

     The Declaration of Trust permits the termination of the Trust or of any series or class of the Trust (i) by a majority of the affected shareholders at a meeting of shareholders of the Trust, series or class; or (ii) by a majority of the Trustees without shareholder approval if the Trustees determine that such action is in the best interest of the Trust or its shareholders.

     The Declaration of Trust authorizes the Trustees, with shareholder approval to cause the Trust, or any series thereof, to merge or consolidate with any corporation, association, trust or other organization or sell or exchange all or substantially all of the property belonging to the Trust or any series thereof. In addition, the Trustees, without shareholder approval, may adopt a master-feeder structure by investing all or a portion of the assets of a series of the Trust in the securities of another open-end investment company.

     The Declaration of Trust permits the Trustees to amend the Declaration of Trust without a shareholder vote. However, shareholders of the Trust have the right to vote on any amendment (i) that would affect the voting rights of shareholders; (ii) that is required by law to be approved by shareholders; (iii) that would amend the voting provisions of the Declaration of Trust; or (iv) that the Trustees determine to submit to shareholders.

                        SHAREHOLDER AND TRUSTEE LIABILITY

     As a Massachusetts business trust, the Trust's operations are governed by its Declaration of Trust dated November 18, 1997, a copy of which is on file with the office of the Secretary of State of The Commonwealth of Massachusetts. Theoretically, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust or any series of the Trust and provides that notice of such disclaimer may be given in each agreement, obligation or instrument entered into or executed by the Trust or its Trustees. Moreover, the Declaration of Trust provides for the indemnification out of Trust property of any shareholders held personally liable for any obligations of the Trust or any series of the Trust. The Declaration of Trust also provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss beyond his or her investment because of shareholder liability would be limited to circumstances in which the Trust itself will be unable to meet its obligations. In light of the nature of the Trust's business and the nature and amount of its assets, the possibility of the Trust's liabilities exceeding its assets, and therefore a shareholder's risk of personal liability, is remote.

     The Declaration of Trust further provides that the Trust shall indemnify each of its Trustees and officers against liabilities and expenses reasonably incurred by them, in connection with, or arising out of, any action, suit or proceeding, threatened against or otherwise involving such Trustee or officer, directly or indirectly, by reason of being or having been a Trustee or officer of the Trust. The Declaration of Trust does not authorize the Trust to indemnify any Trustee or officer against any liability to which he or she would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person's duties.

                        DETERMINATION OF NET ASSET VALUE

     Shares of the Fund are sold on a continuous basis at the net asset value per share next determined after an order in proper form is received by the Transfer Agent. Net asset value per share of each Class of Shares of the Fund is determined by dividing the value of its assets, less liabilities attributable to that Class, by the number of shares of that Class outstanding. The net asset value is computed once daily, on each day the New York Exchange is open, as of the close of regular trading on the New York Exchange.

     In the calculation of the Fund's net asset value: (1) an equity portfolio security listed or traded on the New York or American Stock Exchange or other stock exchange or quoted by NASDAQ is valued at its latest sale price on that exchange or quotation service prior to the time assets are valued; if there were no sales that day and for securities traded on the other over-the-counter markets, the security is valued at the mean between the most recently quoted bid and asked prices; (2) when market quotations are not readily available, including circumstances under which it is determined by the Advisor that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees; (3) the value of short-term debt securities which mature at a date less than sixty days subsequent to valuation date will be determined on an amortized cost basis; and
(4) the value of other assets will be determined in good faith at fair value under procedures established by and under the general supervision of the Fund's Trustees. Dividends receivable are accrued as of the ex-dividend date. Interest income is accrued daily.

     The Funds do not accept purchase and redemption orders on days the New York Stock Exchange is closed. The New York Stock Exchange is currently scheduled to be closed on New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively.

                               INVESTMENT RESULTS

     QUOTATIONS, COMPARISONS, AND GENERAL INFORMATION From time to time, in advertisements, in sales literature, or in reports to shareholders, the past performance of the Fund may be illustrated and/or compared with that of other mutual funds with similar investment objectives, and to stock or other relevant indices. For example, total return of the Fund's classes may be compared to rankings prepared by Lipper Analytical Services, Inc., a widely recognized independent service which monitors mutual fund performance; the Standard & Poor's 500 Stock Index ("S&P 500"), an index of unmanaged groups of common stock; the Dow Jones Industrial Average, a recognized unmanaged index of common stocks of 30 industrial companies listed on the New York Stock Exchange; or The Frank Russell Indexes ("Russell 1000," "2000," "2500," "3000,") or the Wilshire Total Market Value Index ("Wilshire 5000"), two recognized unmanaged indexes of broad based common stocks.

     Performance rankings and listings reported in newspapers or national business and financial publications, such as Barron's, Business Week, Consumers Digest, Consumer Reports, Financial World, Forbes, Fortune, Investors Business Daily, Kiplinger's Personal Finance Magazine, Money Magazine, New York Times, Smart Money, USA Today, U.S. News and World Report, The Wall Street Journal, and Worth may also be cited (if a Fund is listed in any such publication) or used for comparison, as well as performance listings and rankings from various other sources including Bloomberg Financial Markets, CDA/Wiesenberger, Donoghue's Mutual Fund Almanac, Investment Company Data, Inc., Johnson's Charts, Kanon Bloch Carre and Co., Lipper Analytical Services, Inc., Micropal, Inc., Morningstar, Inc., Schabacker Investment Management and Towers Data Systems, Inc.

     In addition, from time to time quotations from articles from financial publications such as those listed above may be used in advertisements in sales literature, or in reports to shareholders of the Fund.

     The Fund may also present, from time to time, historical information depicting the value of a hypothetical account in one or more classes of a Fund since the Fund's inception.

     In presenting investment results, the Fund may also include references to certain financial planning concepts, including (a) the need to evaluate financial assets and obligations to determine how much to invest; (b) the need to analyze the objectives of various investments to determine where to invest; and (c) the need to analyze the time frame for future capital needs to determine how long to invest. The investor controls these three factors, all of which affect the use of investments in building assets.

     One of the primary methods used to measure the performance of a class of the Fund is "total return." "Total return" will normally represent the percentage change in value of an account, or of a hypothetical investment in a class of the Fund, over any period up to the lifetime of that class of the Fund. Total return calculations will usually assume the reinvestment of all dividends and capital gains distributions and will be expressed as a percentage increase or decrease from an initial value, for the entire period or for one or more specified periods within the entire period. Total return percentages for periods of less than one year will usually be annualized; total return percentages for periods longer than one year will usually be accompanied by total return percentages for each year within the period and/or by the average annual compounded total return for the period. The income and capital components of a given return may be separated and portrayed in a variety of ways in order to illustrate their relative significance. Performance may also be portrayed in terms of cash or investment values, without percentages. Past performance cannot guarantee any particular future result.

     The Fund's average annual total return quotations for each of its classes as that information may appear in the Fund's Prospectus, this Statement of Additional Information or in advertising are calculated by standard methods prescribed by the Securities and Exchange Commission.



     STANDARDIZED AVERAGE ANNUAL TOTAL RETURN QUOTATIONS Average annual total return quotations for a class of shares are computed by finding the average annual compounded rates of return that would cause a hypothetical investment in that class made on the first day of a designated period (assuming all dividends and distributions are reinvested) to equal the ending redeemable value of such hypothetical investment on the last day of the designated period in accordance with the following formula:

                                  P(1+T)n = ERV

Where: P = a hypothetical initial payment of $1,000,

          T    = average annual total return

          n    = number of years

     ERV = ending redeemable value of the hypothetical $1000 initial payment made at the beginning of the designated period (or fractional portion thereof)

     For purposes of the above computation, it is assumed that all dividends and distributions made by the Fund are reinvested at net asset value during the designated period. The average annual total return quotation is determined to the nearest 1/100 of 1%.

     In determining the average annual total return (calculated as provided above), recurring fees, if any, that are charged to all shareholder accounts of a particular class are taken into consideration. For any account fees that vary with the size of the account, the account fee used for purposes of the above computation is assumed to be the fee that would be charged to a class's mean account size.

                             REGISTRATION STATEMENT

     This Statement of Additional Information and the Trust's Prospectus do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the SEC. The registration statement, including exhibits filed therewith, may be examined at the offices of the SEC in Washington, D.C.

     Statements contained herein and in the Prospectus as to the contents of any contract or other documents referred to are not necessarily complete, and, in such instance, reference is made to the copy of such contract or other documents filed as an exhibit to the Trust's registration statement, each such statement being qualified in all respects by such reference.

                                   APPENDIX A

                         MOODY'S INVESTORS SERVICE, INC.


     Aaa: Bonds which are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B: Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other market shortcomings.

     C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Unrated: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following:

1.   An application for rating was not received or accepted.

2. The issue or issuer belongs to a group of securities that are not rated as a matter of policy.

3.   There is a lack of essential data pertaining to the issue or issuer.

4. The issue was privately based, in which case the rating is not published in Moody's Investors Service, Inc.'s publications.

     Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

     Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believe possess the strongest investment attributes are designated by the symbols Aa-1, A-1, Baa-1, and B-1.

                        STANDARD & POOR'S RATINGS SERVICE

     AAA: Bonds rated AAA have the highest rating assigned by Standard & Poor's Ratings Service ("S&P"). Capacity to pay interest and repay principal is extremely strong.

     AA: Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

     A: Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in the highest rated categories.

     BBB: Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. While they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

     BB, B, CCC, CC, C: Bonds rated BB, B, CCC, CC and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of this obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, they are outweighed by large uncertainties of major risk exposures to adverse conditions.

     C1: The rating C1 is reserved for income bonds on which no interest is being paid.

     D: Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

     Plus (+) or Minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     NR: Indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

                          PART C. -- OTHER INFORMATION


Item 24.  Financial Statements and Exhibits.

          (a)  Financial Statements

          Report of Independent Certified Public Accountants*

          Statement of Assets and Liabilities*

          (b)  Exhibits:

                (1)          Declaration of Trust is filed herein

                (2)          By-Laws are filed herein

                (3)          Not Applicable

                (4)          Not Applicable

                (5)          Form of Investment Advisory Agreement*

                (6)          Form of Distribution Agreement*

                (7)          Not Applicable

                (8)    (a)   Form of Custody Agreement*
                       (b)   Form of Subcustodian Agreement*

                (9)    (a)   Form of Transfer Agency and Registrar Agreement*
                       (b)   Form of Administration Agreement*

                (10)         Opinion and Consent of Counsel*

                (11)         Consent of Independent Public Accountants*

                (12)         Not Applicable

                (13)         Initial Capital Agreement*

                (14)         Not Applicable

                (15)         Distribution Plan for Investment Class Shares*

                (16)         Schedule for Computation of Performance Quotations*

                (17)         Not Applicable

                (18)         Multi-Class Plan*

------------------------------
* To be filed by amendment

Item 25.  Persons Controlled by or Under Common Control with Registrant.

          None.

Item 26.  Number of Holders of Securities.

     As of ________________, 1997, the number of shareholders of record of each Class of Shares of each Series of the Registrant was as follows:

                                         Investment Class    Institutional Class
                                         ----------------    -------------------

     ICM/Isabelle Small-Cap Value Fund          None                None


Item 27.  Indemnification

     Reference is made to Article V of Registrant's Declaration of Trust filed as an exhibit to this Registration Statement.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Act"), may be permitted to Trustees, Officers and controlling persons of the Registrant by the Registrant pursuant to the Trust's Declaration of Trust, its By-Laws or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by Trustees, officers of controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such Trustees, officers or controlling persons in connection with shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 28.  Business and Other Connections of Investment Advisor.

                           IronWood Capital Management
                           ---------------------------

                                               Position
          Name                                 With Advisor
          ----                                 ------------

Warren J. Isabelle, CFA        President, Chief Investment Officer and Manager

Richard L. Droster              Vice President and Director of Marketing

Gary S. Saks                    Vice President of Compliance

For more information relating to the Investment Advisor's officers, reference is made to Form ADV filed under the Investment Advisers Act of 1940 by IronWood Capital Management, LLC SEC File No. _____________.

Item 29.  Principal Underwriters.

     (a) First Data Distributors, Inc. ("FDDI") serves as Distributor of shares of the Registrant. FDDI also serves as principal underwriter to the following investment companies other than the Registrant:

      --     BT Insurance Funds Trust      --     Galaxy Fund II
      --     CT&T Funds                    --     First Choice Funds Trust

      --     Panorama Trust                --     LKCM Funds
      --     The Galaxy Fund               --     Potomac Funds
      --     The Galaxy VIP Fund

     FDDI is registered with the Securities and Exchange Commission ("SEC") as a broker-dealer and is a member of the National Association of Securities Dealers. FDDI, a wholly owned subsidiary of First Data Investor Services Group, Inc. is located at 4400 Computer Drive, Westborough, Massachusetts 01581.

     (b) The information required by this Item 29(b) with respect to each director, officer or partner of FDDI is incorporated by reference to Schedule A of Form BD filed by FDDI with the SEC pursuant to the Securities Act of 1934 (File No. 8-45467). No director, officer or partner of FDDI holds a position or office with the Registrant.

     (c)    Not Applicable

Item 30.  Location of Accounts and Records.

     The Account books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of:

     (1) IronWood Capital Management, LLC One Financial Center, Boston, Massachusetts ( records relating to its function as investment adviser)

          (2) First Data Investor Services Group, Inc. 53 State Street, Exchange Place, Boston, Massachusetts or 4400 Computer Drive, Westborough, Massachusetts 01581 (records relating to its functions as Administrator and Transfer Agent)

          (3) First Data Distributors, Inc., 4400 Computer Drive, Westborough, Massachusetts 01581 (records relating to its function as distributor)

          (4)  _____________________________________________________ (records relating to its function as custodian)

Item 31.  Management Services.

          Not Applicable

Item 32.  Undertakings.

          (a)  Not Applicable

          (b) Registrant undertakes to file a post-effective amendment to the Registration Statement on Form N-1A, using reasonably current financial statements which need not be certified, within four to six months from the effective date of this Registration Statement.

          (c) Registrant undertakes to furnish to each person to whom a prospectus is delivered a copy of the Registrant's latest annual report to shareholders upon request and without charge.

          (d) Registrant undertakes to call a meeting of Shareholders for the purpose of voting upon the question of removal of a Trustee or Trustees when requested to do so by the holders of at least 10% of the Registrant's outstanding Shares of beneficial interest and in connection with such meeting to comply with the shareholders communications provisions of Section 16(c) of the Investment Company Act of 1940.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on this 21st day of November, 1997.


                                       ICM SERIES TRUST



                                       By: /s/ Warren J. Isabelle
                                           -----------------------------
                                           Warren J. Isabelle, President

     Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date indicated:


        Signatures                       Title                     Date
        ----------                       -----                     ----

/s/ Warren J. Isabelle            President and Trustee       November 21, 1997
-------------------------
Warren J. Isabelle

/s/ Richard L. Droster            Treasurer and Trustee       November 21, 1997
-------------------------
Richard L. Droster

/s/ Joseph F. Mazzella            Trustee                     November 21, 1997
-------------------------
Joseph F. Mazzella

                                  EXHIBIT INDEX



Exhibit                             Description
-------                             -----------

1.                                  Declaration of Trust

2.                                  By-Laws